      As filed with the Securities and Exchange Commission on April 16, 2001

                                               Registration No. 333-___/811-5151

================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



         Pre-Effective Amendment No. ___ Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                                MUTUAL FUND GROUP

                         Area Code and Telephone Number:
                                 (212) 492-1600

                     Address of Principal Executive Offices:
                     1211 Avenue of the Americas, 41st Floor
                            New York, New York 10036

                     Name and Address of Agent for Service:

                                   Lisa Hurley
                          c/o BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Copies to:

JOSEPH J. BERTINI, ESQ.      SARAH E. COGAN, ESQ.          JOHN E. BAUMGARDNER, JR., ESQ.
PETER B. ELDRIDGE, ESQ.      Simpson Thacher & Bartlett    Sullivan & Cromwell
J.P. Morgan Fleming Asset    425 Lexington Avenue          125 Broad Street
Management (USA) Inc.        New York, NY  10017-3954      New York, NY  10004
522 Fifth Avenue
New York, NY 10036

================================================================================

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 16, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-14196/811-5151) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended October 31, 2000 was filed on January 25, 2001. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

                 J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109



                                            May 16, 2001

Dear Shareholder:

         A special meeting of the shareholders of J.P. Morgan Institutional European Equity Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

         As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business in order to provide better service for shareholders of funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into JPMorgan Fleming European Fund (formerly, Chase Vista European Fund) (the "Surviving Fund"), a series of Mutual Fund Group ("MFG") (the "Reorganization"). After the Reorganization, shareholders of the Merging Fund would hold shares in the Surviving Fund. The investment objective and policies of the Surviving Fund generally are similar to those of the Merging Fund.

         After the proposed Reorganization, your investment will be in a larger combined fund with similar investment policies.

         The Surviving Fund has also entered into agreements and plans of reorganization with J.P. Morgan European Equity Fund, a fund whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") and which has identical investment objectives and policies to the Merging Fund (the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by the shareholders of J.P. Morgan European Equity Fund and certain other conditions are met, this other fund will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

         At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMIF.

         The investment adviser for the assets of the Merging Fund is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM") and the sub-adviser is Chase Fleming Asset Management (London) Limited ("CFAML"). After the Reorganization, JPMFAM, the same investment adviser and CFAML, the sub-adviser that currently are responsible for the Surviving Fund, will make the day-to-day investment decisions for your portfolio.

         Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganization and a comparison of the Merging Fund and JPMIF to the Surviving Fund and MFG. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMIF, the Surviving Fund, MFG or their shareholders.

         If approval of the Reorganization is obtained, you will automatically receive shares of the Surviving Fund.

         The Proposals have been carefully reviewed by the Board of Trustees of JPMIF, which has approved the Proposals.

         THE BOARD OF TRUSTEES OF JPMIF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

         Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-766-7722.

         A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, __________, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL ___________ AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

         Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                                          Sincerely,



                                                          Matthew Healey
                                                          Chairman




SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., or us to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call ________ in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in a more diversified fund and in better service for shareholders, including a wider variety of investment options.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

In connection with the Reorganization, the Merging Fund will, transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, shares of the Surviving Fund. The Merging Fund will then be liquidated and those shares of the Surviving Fund will be distributed pro rata to shareholders such as you. After the Reorganization, you will own shares of the Surviving Fund rather than shares of the Merging Fund. The Surviving Fund invests directly in portfolio securities rather than in a master portfolio.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

The Surviving Fund generally has similar investment objectives and policies to those of the Merging Fund. The principal differences are as follows:

    SURVIVING FUND                          MERGING FUND

    -   Investment objective is to          -   Investment objective is to
        seek total return from                  provide high total return from
        long-term capital growth.               a portfolio of European
        Total return consists of                company equity securities.
        capital growth and current
        income.

    -   May invest up to 8% of its          -   Generally does not invest in
        total assets in equity                  securities of emerging market
        securities of emerging market           issuers.
        European issuers.

    -   May invest in                       -   Generally does not invest in
        investment-grade debt                   debt securities or money
        securities and under normal             market instruments, but during
        market conditions is permitted          severe market downturns may
        to invest up to 35% of its              invest up to 100% of its
        total assets in high-quality            assets in investment-grade
        money market instruments and            short-term securities.
        repurchase agreements.

The Reorganization is not intended to have any immediate significant impact on the investment strategy implemented in respect of your investment. However, please note that while the Merging Fund invests all of its assets in The European Equity Portfolio of the "Master Portfolio" (which in turn invests in portfolio securities), the Surviving Fund invests directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

As a result of the Reorganization, the contractual (or pre-waiver) and actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. If an increase does occur, The Chase Manhattan Bank has contractually agreed to waive fees payable to it and reimburse expenses so that the total expense ratio will remain the same for at least THREE YEARS after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

Yes, JPMFAM, the investment adviser and sub-adviser that currently manage the day-to-day investment activities of the Surviving Fund, will continue to manage that fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

You will automatically receive shares of the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE OTHER FUND?

If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of the other merging fund will become the assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMIF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF MFG?

Even if the Reorganization is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on proposals regarding Trustees. Because as of the record date you are still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFG are being asked to approve the same Trustees that are proposed for JPMIF.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                 J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001



To the Shareholders of
J.P. Morgan Institutional European Equity Fund:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders ("Shareholders") of J.P. Morgan Institutional European Equity Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

         ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMIF, on behalf of the Merging Fund, and Mutual Fund Group ("MFG"), on behalf of JPMorgan Fleming European Fund (formerly, Chase Vista European Fund)(the "Surviving Fund"), and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Institutional Class shares of the Surviving Fund (the "Surviving Fund Shares"); and
                    (b) the distribution of such Surviving Fund Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

         ITEM 2. To elect __ Trustees to serve as members of the Board of Trustees of JPMIF.

         ITEM 3. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

         Each proposal is described in the accompanying Combined
Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

         Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMIF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.



                                                Margaret W. Chambers
                                                Secretary



         May 16, 2001

                       COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 16, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

                 J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 557-0700

                        BY AND IN EXCHANGE FOR SHARES OF

                           JPMORGAN FLEMING EUROPEAN FUND
                       (FORMERLY, CHASE VISTA EUROPEAN FUND),
                          A SERIES OF MUTUAL FUND GROUP
                     1211 AVENUE OF THE AMERICAS, 41ST FLOOR
                            NEW YORK, NEW YORK 10036
                                 (800) 348-4782



     This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan Institutional European Equity Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), into JPMorgan Fleming European Fund (formerly, Chase Vista European Fund) (the "Surviving Fund"), a series of Mutual Fund Group ("MFG"). If approved by shareholders of the Merging Fund, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has generally similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMIF and MFG are both open-end management investment companies offering shares in several portfolios.

     If the proposed Reorganization is approved by Merging Fund Shareholders, each Merging Fund Shareholder will receive Institutional Class shares (the "Surviving Fund Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. The Surviving Fund currently has a multi-class structure under which it offers Class A, Class B and Class C shares. In connection with the Reorganization, the Surviving Fund will introduce Select Class and Institutional Class shares.

     At the Meeting, you also will be asked to consider and vote upon the election of Trustees of JPMIF.

     The terms and conditions of these transactions are more fully described in this Combined Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPMIF, on behalf of the Merging Fund, MFG, on behalf of the

Surviving Fund, and J.P. Morgan Chase & Co. attached to this Combined Prospectus/Proxy Statement as Appendix A.

     The Board of Trustees for JPMIF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes MFG's prospectus for Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

     This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFG and JPMIF that an investor should know before voting on the proposals. The current Prospectuses, Statements of Additional Information and Annual Reports to Shareholders for the Merging Fund (including the Annual Report for the European Equity Portfolio) and the Surviving Fund are incorporated herein by reference, and the current Prospectus and Annual Report for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement containing additional information about MFG and JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement dated May 16, 2001. A copy of the Statement of Additional Information as well as the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund (including the Annual Report for the European Equity Portfolio) may be obtained without charge by writing to MFG at its address noted above or by calling 1-800-766-7722.

     This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 16, 2001.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFG OR JPMIF.

INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE

BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
INTRODUCTION......................................................................................................1

PROPOSAL 1:  REORGANIZATION PLAN..................................................................................1

SUMMARY...........................................................................................................1

COMPARATIVE FEE AND EXPENSE TABLES................................................................................5

RISK FACTORS......................................................................................................8

INFORMATION RELATING TO THE PROPOSED REORGANIZATION..............................................................10

INVESTMENT POLICIES..............................................................................................14

PURCHASES, REDEMPTIONS AND EXCHANGES.............................................................................22

DISTRIBUTIONS AND TAXES..........................................................................................26

COMPARISON OF THE MERGING FUND'S AND THE SURVIVING FUND'S ORGANIZATION STRUCTURE.................................27

INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES................................................29

PROPOSAL 2: ELECTION OF TRUSTEES.................................................................................33

VOTE REQUIRED....................................................................................................34

INFORMATION RELATING TO VOTING MATTERS...........................................................................38

ADDITIONAL INFORMATION ABOUT MFG.................................................................................40

ADDITIONAL INFORMATION ABOUT JPMIF...............................................................................40

FINANCIAL STATEMENTS AND EXPERTS.................................................................................41

OTHER BUSINESS...................................................................................................41

LITIGATION.......................................................................................................41

SHAREHOLDER INQUIRIES............................................................................................41

APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION................................................................A-1

                                  INTRODUCTION

GENERAL

     This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMIF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 16, 2001.

                         PROPOSAL 1: REORGANIZATION PLAN
                         -------------------------------

     At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated _______, 2001 among JPMIF, on behalf of the Merging Fund, MFG, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and J.P. Morgan Chase & Co. ("JPMC") pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Surviving Fund Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's Prospectus and Annual Report is enclosed with this Combined Prospectus/Proxy Statement.

THE JPMIF BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

VOTE REQUIRED

     Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares of the Merging Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMIF Board will consider other appropriate courses of action.

                                     SUMMARY

     The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information and Annual Report in respect of each of the Surviving Fund and the Merging

Fund, and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

     Pursuant to the proposed Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for shares of the Surviving Fund.

     Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Institutional Class shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales charge in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

     The Surviving Fund has investment objectives, policies and restrictions generally similar to the Merging Fund.

     Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with generally similar investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFG Board and the JPMIF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of each Fund and its respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

     The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in a more diversified fund and in better service for shareholders, including a wider variety of investment options.

CONCURRENT REORGANIZATION

     The Merging Fund currently invests all of its investable assets in The European Equity Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). J.P. Morgan European Equity Fund, a series of J.P. Morgan Funds with identical investment objectives and policies as the Merging Fund (the "Feeder Portfolio") also currently invests all of its investable assets in the Master Portfolio. The Surviving Fund has entered into a substantially similar agreement and plan of reorganization with the Feeder Portfolio (the "Concurrent Reorganization"). If each of the

Reorganization and the Concurrent Reorganization is approved by the shareholders of the Merging Fund and the Feeder Portfolio, respectively, and certain other conditions are met, the Merging Fund and the Master Portfolio will be reorganized into the Surviving Fund and those funds will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

     Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Surviving Fund Shares received by a shareholder of the Merging Fund will be the same as the holding period and tax basis of such shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

INVESTMENT ADVISERS

     The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Feeder Portfolio) is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM") and the sub-adviser for the Surviving Fund is Chase Fleming Asset Management (London) Limited ("CFAML"). JPMFAM, CFAML and JPMIM are each wholly-owned subsidiaries of JPMC. JPMFAM will continue to serve as investment advisor for the surviving fund following the Reorganization.

INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Surviving Fund is to seek total return from long-term capital growth. Total return consists of capital growth and current income. The investment objective of the Merging Fund is to provide high total return from a portfolio of European company equity securities. See "Risk Factors" and "Investment Policies."

     The investment policies of the Surviving Fund generally are similar to those of the Merging Fund. However, there are certain important differences. The Surviving Fund invests its assets directly in portfolio securities, while the Merging Fund invests its assets in the Master Portfolio, which in turn invests in portfolio securities. The Surviving Fund invests primarily in equity securities issued by companies with principal business activities in Western Europe. Under normal market conditions the Surviving Fund invests at least 65% of its total assets in equity securities of European issuers. The Merging Fund invests primarily in equity securities from the 14 countries included in the Morgan Stanley Capital International (MSCI) Europe Index, which is the Merging Fund's benchmark. The

Merging Fund generally keeps its industry weightings similar to such index, although it does not seek to mirror the index in its choice of individual securities.

     The Surviving Fund may invest up to 8% of its total assets in equity securities of emerging market European issuers. The Merging Fund generally does not invest in securities of emerging market issuers.

     While the Surviving Fund invests primarily in equities, it may also invest in investment-grade debt securities. Up to 25% of the Surviving Fund's net assets may be invested in debt securities denominated in a currency other than the U.S. dollar. Up to 25% of the Surviving Fund's net assets may be invested in debt securities issued by a single foreign government or international organization, such as the World Bank. While the Surviving Fund intends to invest primarily in stocks and investment-grade debt securities, under normal market conditions it is permitted to invest up to 35% of its total assets in high-quality money market instruments and repurchase agreements. The Merging Fund generally does not invest in debt securities or money market instruments, but during severe market downturns the Merging Fund may invest up to 100% of its assets in investment-grade short-term securities.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

     The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of international equity securities. In particular, the value of shares of the Surviving Fund will be influenced by the performance of the securities selected for its portfolio. In general, international investing involves higher risks than investing in U.S. markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. In addition, the Surviving Fund may invest up to 8% of its total assets in equity securities of emerging market European issuers and up to 35% of its total assets in debt securities, including up to 25% of its net assets in debt securities denominated in a currency other than the U.S. dollar and up to 25% of its net assets in debt securities issued by a single foreign government or international organization, all of which are subject to certain special risks. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

     The investment adviser for the Surviving Fund is JPMFAM, and the sub-adviser for the Surviving Fund is CFAML. JPMFAM oversees the asset management of the Surviving Fund. As compensation for its services, JPMFAM receives a management fee from the Surviving Fund at an annual rate of 1.00% of average daily net assets. JPMFAM delegates certain of its investment advisory responsibilities for the Surviving Fund to CFAML. For subadvisory services rendered to the Surviving Fund, CFAML is entitled to receive from JPMFAM an annual fee of 0.50% of the Fund's average net assets. The Merging Fund currently pays a management fee indirectly at an annual rate of .65% of average daily net assets. Following the Reorganization JPMFAM will manage the

Surviving Fund's assets and will receive a fee at annual rate of .65% of average daily net assets.

OTHER SERVICES

     J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. The Chase Manhattan Bank ("Chase") serves as shareholder servicing agent, administrator, fund accountant and custodian, the Distributor serves as sub-administrator and DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

     In connection with the Reorganization, the administration fee paid to Morgan will increase to 0.15% of average daily net assets on the first $26 billion of complex wide non-money market assets and 0.075% on complex wide non-money market assets in excess of $26 billion.

ORGANIZATION

     Each of MFG and JPMIF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMIF and the Surviving Fund is organized as a series of MFG.

PURCHASES, REDEMPTIONS AND EXCHANGES

     After the Reorganization, the procedures for making purchases, redemptions and exchanges of shares of the Surviving Fund will be similar as to those with respect to shares of the Merging Fund, described in this combined
Prospectus/Proxy Statement and in the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

     The table below shows (i) information regarding the fees and expenses paid by each of the Merging Fund and the Surviving Fund that reflect current expense arrangements; and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization and the Concurrent Reorganization. Under the proposed Reorganization, holders of shares of the Merging Fund will receive Institutional Class shares of the Surviving Fund. Please note that the Surviving Fund currently has three classes of shares:
Class A, Class B and Class C. In connection with the Reorganization, and the Concurrent Reorganization, two additional classes, the Select Class and the Institutional Class, will be introduced.

     The table indicates that both contractual (pre-waiver) and actual (post-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be less or stay the same following the Reorganization. In addition, Chase has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for at least three years.

                                 THE MERGING FUND               THE SURVIVING FUND
                               -------------------   -----------------------------------------
                                                       CLASS A       CLASS B        CLASS C
                                      SHARES            SHARES        SHARES        SHARES
                               -------------------   ------------  ------------  -------------



SHAREHOLDER FEES* (FEES PAID
DIRECTLY FROM YOUR
INVESTMENT)-
Maximum Sales Charge (Load)
when you buy shares, shown
as % of the offering price(B)..        None              5.75%         None          None
Maximum Deferred Sales
Charge (Load) shown as lower
of original purchase price
or redemption proceeds.........        None              None          5.00%         1.00%
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees...............     0.65%                 1.00%         1.00%         1.00%
Distribution (12b-1) Fees.....     0.00%                 0.25%         0.75%         0.75%
Other Expenses................     1.39%                 0.60%#        0.85%#        0.85%#
Total Annual Fund Operating
Expenses......................     2.04%                 1.85%#        2.60%#        2.60%#
Contractual Fee Waivers and
Expense Reimbursements(A).....     1.04%                 None          None          None
Net Expenses..................     1.00%                 1.85%         2.60%         2.60%

(A) Reflects an agreement dated 3/1/01 by Morgan, an affiliate of JPMC, to reimburse the Fund to the extent total operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 1.00% of average daily net assets with respect to the Merging Fund through 2/28/02.
(B) The offering price is the net asset value of the shares purchased plus any sale charges.
*    The table is based on estimated expenses for current fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangement.

     With respect to the Surviving Fund, the actual Management Fee is currently expected to be .90% and Total Annual Fund Operating Expenses are not expected to exceed 1.75% for Class A shares and 2.50% for Class B and Class C shares. That is because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) may end this arrangement at any time.

                                                                              THE SURVIVING FUND
                                                                       --------------------------------
                                                                          PRO FORMA WITH CONCURRENT
                                                                                REORGANIZATION
                                                                       --------------------------------
                                                                          INSTITUTIONAL CLASS SHARES
                                                                       --------------------------------
        SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
        Maximum Sales Charge (Load) when you buy shares, shown as %
        of the offering price.......                                               None
        Maximum Deferred Sales Charge (Load) shown as lower of
        original purchase price or redemption proceeds..........                   None
        ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
        FROM FUND ASSETS)
        Management Fees.............                                               0.65%
        Distribution (12b-1) Fees...                                               None
        Other Expenses..............                                               0.95%
        Total Annual Fund Operating Expenses....................                   1.60%
        [Fee Waivers and Expense Reimbursements]................                   0.60%
        Net Expenses................                                               1.00%(A)

(A) Reflects an agreement by Chase, a wholly owned subsidiary of JPMC, to reimburse the Fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 1.00% of average daily net assets with respect to Institutional Shares for three years after the Reorganization.

     The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

     EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000;

-    you sell all of your shares at the end of each period;

-    your investment has a 5% return each year; and

- each Fund's operating expenses are waived for three years after the Reorganization and unwaived for the period thereafter and remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                                 ------        -------       -------       --------
THE MERGING FUND........................................         $  102         $  539       $  1,002       $ 2,286

THE SURVIVING FUND
Class A Shares*.........................................         $  752         $1,123       $  1,518       $ 2,619
Class B Shares**........................................         $  763         $1,108       $  1,580       $ 2,752
Class B Shares (without sale)***........................         $  263         $  808       $  1,380       $ 2,752
Class C Shares**........................................         $  363         $  808       $  1,380       $ 2,934
Class C Shares (without sale)...........................         $  263         $  808       $  1,380       $ 2,934
PRO FORMA THE SURVIVING FUND WITH CONCURRENT REORGANIZATION
Institutional Shares....................................         $  102         $  318       $    691       $ 1,738

---------------

*    Assumes sales charge is deducted when shares are purchased.

**   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.



                                  RISK FACTORS

     The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund generally has investment policies and investment restrictions similar to those of the Merging Fund. Therefore, there should be similarities between the risk factors associated with the Surviving Fund and the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

     All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if CFAML's expectations regarding particular securities or markets are not met. Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.

     Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Surviving Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

     The Surviving Fund's investments in developing countries could result in increased volatility in the value of the Fund's shares. In addition, the small size of securities markets in these countries and the low trading volume may result in a lack of liquidity, which could increase volatility. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property. THE MERGING FUND GENERALLY DOES NOT INVEST IN DEVELOPING COUNTRIES.

     The Surviving Fund's performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the Gross National Product), the rate of inflation, the rate at which capital is reinvested into European economies, the resource self-sufficiency of European countries and interest and monetary exchange rates in European countries.

     In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Surviving Fund.

     The Surviving Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. THE MERGING FUND IS DIVERSIFIED.

     Because the Surviving Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies. That's because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

     The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities which are rated Baa by Moody's or BBB by Standard & Poor's may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

     If the Surviving Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

     If the Surviving Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Surviving Fund's potential return.

     Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Surviving Fund's original investment.

     Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

     An investment in the Surviving Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

     The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

     In connection with the Reorganization and the Concurrent Reorganization, the Merging Fund will cease investing in the Merging Fund Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, MFG will issue at the Effective Time of the Reorganization full and fractional Institutional Class shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

     Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Institutional Class Shares received by it to the Merging Fund Shareholders in liquidation of the Merging

Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Institutional Class shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

     The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

     After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

     The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on August 11, 2001 or such other date as is agreed to by the parties.

     In addition, the consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

     The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

     The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

     The JPMF Board met on March 26 and 27, 2001 and the MFG Board met on April 3, 2001, and each considered and discussed the proposed Reorganization. The Trustees of each Board discussed the advantages of reorganizing the Merging Fund into the Surviving Fund.

     The Board of each trust has determined that it is in the best interests of the Fund's shareholders to combine the Merging Fund with the Surviving Fund. This Reorganization is part of the general integration of the J.P. Morgan and former Chase Vista funds into a single mutual fund complex. In reaching the conclusion that the Reorganization is in the best interests of Fund shareholders, each Board considered a number of factors including, among others: the terms of the Reorganization Plan; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated effect of such Reorganization on the relevant Fund and its shareholders; the investment advisory services supplied by the Surviving Fund's investment adviser; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving
Fund; and the recommendations of the relevant Fund's current investment adviser with respect to the proposed Reorganization.

     Each Board determined that the Funds have generally similar investment objectives and policies. They noted that the Reorganization could permit the shareholders of the Merging Fund to pursue similar investment goals in a larger fund that has generally had better historical performance. A larger fund should enhance the ability of the investment adviser to effect portfolio transactions on more favorable terms and provide greater flexibility and the ability to select a larger number of portfolio securities. This could result in increased diversification for shareholders. In addition, the larger aggregate asset base could, over time, result in lower overall expense ratios for shareholders through the spreading of both fixed and variable costs of operations over a larger asset base. As a general rule, economies of scale may be realized with respect to fixed expenses, such as costs of printing and fees for professional services, although expenses that are based on the value of assets or the number of shareholder accounts, such as custody fees, would be largely unaffected by the Reorganization.

     Each Board also considered benefits expected to arise as a result of the Reorganization. Among these benefits, the Board noted that Surviving Fund Shareholders would be able to exchange into a larger number and greater variety of funds and the Surviving Fund would also benefit from the administrator's overall intent to enhance its ability effectively to monitor and oversee the quality of all service providers to the fund, including the investment adviser.

     Finally, the Board considered the expenses related to the Reorganization. The Board noted the administrator's undertaking to waive fees or reimburse the Surviving Fund's expenses so that the total expense ratio of each share class of the Merging Fund does not increase during the period specified in the expense table. Additional important factors were that all costs and expenses of the Reorganization would be borne by JPMC and the fact that the Board was advised that Reorganization would constitute a tax-free reorganization.

     After considering the foregoing factors, together with such information as it believed to be relevant, and in light of its fiduciary duties under federal and state law, each Board determined that the proposed Reorganization is in the best interests of the applicable Fund and its shareholders, determined the interests of the shareholders would not be diluted as a result of the Reorganization, approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Merging Fund Shareholders for approval.

     THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

     The JPMIF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

INFORMATION RELATING TO CONCURRENT REORGANIZATION

     The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in a reorganization plan which is substantially similar to the Reorganization Plan you are considering. Concurrently with the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolio will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

     Consummation of the Reorganization is subject to the condition that JPMIF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Surviving Fund Shares and the liquidating distributions to Shareholders of the Surviving Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Surviving Fund Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Surviving Fund Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

     The Master Portfolio currently has an aggregate basis in its assets that is higher than the aggregate basis of all of the partnership interests in the Master Portfolio. Upon consummation of the Reorganization, the Surviving Fund will have an aggregate basis in its assets equal to the aggregate basis of the partnership interests in the Master Portfolio held by the Merging Fund and the Surviving Fund immediately prior to the Reorganization rather than the higher aggregate basis that such assets had in the hands of the Master Portfolio. Thus, the benefit of such higher basis will be lost upon consummation of the Reorganization.

     JPMIF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

     Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as another fund as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of October 31, 2000: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the Concurrent Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently has three classes of shares: Class A, Class B and Class C. In connection with the Reorganization and the Concurrent Reorganization , the Institutional Class and the Select Class will be introduced.


                                   CAPITALIZATION
                    PRO FORMA WITH CONCURRENT REORGANIZATION
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                         BENEFICIAL                                         NET ASSET
                                          INTEREST           SHARES                         VALUE PER
                                         OUTSTANDING       OUTSTANDING      NET ASSETS        SHARE
                                         -----------       -----------      ----------      ---------
J.P. MORGAN FUNDS
J.P. Morgan European Equity                     784                  -         12,256           15.62
Fund
J.P. Morgan Institutional                       573                  -          8,354           14.58
European Equity Fund (Merging Fund)

SURVIVING FUND
Class A                                           -              4,243         75,806           17.87
Class B                                           -              1,067         18,547           17.38
Class C                                           -                243          4,222           17.37

PRO FORMA COMBINED WITH CONCURRENT REORGANIZATION
Class A                                           -              4,243         75,806           17.87
Class B                                           -              1,067         18,547           17.38
Class C                                           -                243          4,222           17.37
Select                                            -                686         12,256           17.87
Institutional                                     -                468          8,354           17.87


                               INVESTMENT POLICIES

     The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund generally has similar investment policies to those of the Surviving Fund. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

OBJECTIVE

     The investment objective of the Surviving Fund is to seek total return from long-term capital growth. Total return consists of capital growth and current income. The Surviving Fund may not change its objective without shareholder approval. THE INVESTMENT OBJECTIVE OF THE MERGING FUND IS TO PROVIDE HIGH TOTAL RETURN FROM A PORTFOLIO OF EUROPEAN COMPANY EQUITY SECURITIES. SHAREHOLDERS OF THE SURVIVING FUND CURRENTLY ARE CONSIDERING A PROPOSAL THAT, IF PASSED AT A SHAREHOLDER MEETING TO BE HELD THE SAME DAY AS THE MEETING OF THE MERGING FUND, WOULD ALLOW THE SURVIVING FUND TO CHANGE ITS OBJECTIVE WITHOUT SHAREHOLDER APPROVAL.

MAIN INVESTMENT STRATEGIES

     The Surviving Fund invests its assets directly in portfolio securities. THE MERGING FUND INVESTS ITS ASSETS IN THE MASTER PORTFOLIO, WHICH IN TURN INVESTS IN PORTFOLIO SECURITIES.

     The Surviving Fund invests primarily in equity securities issued by companies with principal business activities in Western Europe.

     Under normal market conditions, the Surviving Fund invests at least 65% of its total assets in equity securities of European issuers. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to buy common stocks. These investments may take the form of depositary receipts.

     The Surviving Fund may invest in Austria, Belgium, Denmark, Germany, Finland, France, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom, as well as other Western European countries which its advisers think are appropriate. In addition, the Surviving Fund may invest up to 8% of its total assets in equity securities of emerging market European issuers. These countries may include Poland, the Czech Republic, Hungary and other similar countries which the advisers think are appropriate. THE MERGING FUND PRIMARILY INVESTS IN EQUITY SECURITIES FROM THE 14 COUNTRIES INCLUDED IN THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX, WHICH IS THE FUND'S BENCHMARK. THE MERGING FUND GENERALLY DOES NOT INVEST IN SECURITIES OF EMERGING MARKET ISSUERS.

     The Surviving Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of the markets and issuers. They will decide how much to invest in the securities of a particular currency or country by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Surviving Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

     While the Surviving Fund's assets will usually be invested in a number of different Western European countries, the Surviving Fund's advisers may at times invest most or all of the assets in a limited number of these countries. The Fund will, however, try to choose a wide range of industries and companies of varying sizes.

     While the Surviving Fund invests primarily in equities, it may also invest in investment-grade debt securities. No more than 25% of the Surviving Fund's net assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 25% of the Surviving Fund's net assets will be invested in debt securities issued by a single foreign government or international organization, such as the World Bank.

     While the Surviving Fund intends to invest primarily in stocks and investment-grade securities, under normal market conditions it is permitted to invest up to 35% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Surviving Fund may invest any amount of its assets in these instruments and in debt securities issued by supranational organizations and companies and governments of countries in which the Surviving Fund can invest and short-term debt instruments issued or guaranteed by the government of any member of the Organization for Economic Cooperation and Development. These debt securities may be denominated in various currencies. During unusual market conditions, the Surviving Fund may invest up to 20% of its assets in U.S. Government debt securities. THE MERGING FUND GENERALLY DOES NOT INVEST IN DEBT SECURITIES OR MONEY MARKET INSTRUMENTS, BUT DURING SEVERE MARKET DOWNTURNS THE MERGING FUND MAY INVEST UP TO 100% OF ITS ASSETS IN INVESTMENT-GRADE SHORT-TERM SECURITIES.

     Where the capital markets in certain countries are either less developed or not easy to access, the Surviving Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

     The Surviving Fund may invest in derivatives, which are financial instruments whose values is based on another security, index or exchange rate. The Surviving Fund may use derivatives to hedge various market risks or to increase the fund's income or gain.

     The Surviving Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

     The Surviving Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

INVESTMENT RESTRICTIONS

     The Surviving Fund and the Merging Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund, which means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, and (ii) more than 50% of the outstanding shares of a Fund.

--------------------------------------------------------------------------------
             SURVIVING FUND                         MERGING FUND
--------------------------------------------------------------------------------
The Surviving Fund is not              The Merging Fund may not make any
diversified.                           investment inconsistent with its
                                       classification as a diversified
                                       investment company under the 1940
                                       Act.
--------------------------------------------------------------------------------
The Surviving Fund may not purchase    The Merging Fund may not purchase
the securities of any issuer (other    any security which would cause it
than securities issued or              to concentrate its investments in
guaranteed by the U.S. government      the securities of issuers primarily
or any of its agencies or              engaged in any particular industry
instrumentalities, or repurchase       except as permitted by the
agreements secured thereby) if, as     Commission.
a result, more than 25% of the
Surviving Fund's total assets would
be invested in the securities of
companies whose principal business
activities are in the same
industry. Notwithstanding the
foregoing, with respect to the
Surviving Fund's permissible
futures and options transactions in
U.S. Government securities,
positions in such options and
futures shall not be subject to
this restriction.
--------------------------------------------------------------------------------
The Surviving Fund may not borrow      The Merging Fund may not borrow
money, except for temporary or         money, except to the extent
emergency purposes, or by engaging     permitted by applicable law.
in reverse repurchase transactions,
in an amount not exceeding 33-1/3%
of the value of its total assets at
the time when the loan is made and
may pledge, mortgage or hypothecate
no more than 1/3 of its net assets
to secure such borrowings. Any
borrowings representing more than
5% of the Surviving Fund's total
assets must be repaid before the
Surviving Fund may make additional
investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Surviving Fund may not purchase    The Merging Fund may not purchase
or sell physical commodities unless    or sell commodities or commodity
acquired as a result of ownership      contracts unless acquired as a
of securities or other instruments     result of ownership of securities
but this shall not prevent the Fund    or other instruments issued by
from (i) purchasing or selling         persons that purchase or sell
options and futures contracts or       commodities or commodities
from investing in securities or        contracts; but this shall not
other instruments backed by            prevent the Merging Fund from
physical commodities or (ii)           purchasing, selling and entering
engaging in forward purchases or       into financial futures contracts
sales of foreign currencies or         (including futures contracts on
securities.                            indices of securities, interest
                                       rates and currencies), options on
                                       financial futures contracts
                                       (including futures contracts on
                                       indices of securities, interest
                                       rates and currencies), warrants,
                                       swaps, forward contracts, foreign
                                       currency spot and forward contracts
                                       or other derivative instruments
                                       that are not related to physical
                                       commodities.

--------------------------------------------------------------------------------
The Surviving Fund may not make        The Merging Fund may make loans to
loans, except that the Surviving       other persons, in accordance with
Fund may: (i) purchase and hold        the Fund's investment objective and
debt instruments (including without    policies and to the extent
limitation, bonds, notes,              permitted by applicable law.
debentures or other obligations and
certificates of deposit, bankers'
acceptances and fixed time
deposits) in accordance with its
investment objectives and policies;
(ii) enter into repurchase
agreements with respect to
portfolio securities; and (iii)
lend portfolio securities with a
value not in excess of one-third of
the value of its total assets.

The Surviving Fund may not make or
guarantee loans to any person or
otherwise become liable for or in
connection with any obligation or
indebtedness of any person without
the prior written consent of the
Trustees, provided that for
purposes of this restriction the
acquisition of bonds, debentures,
or other corporate debt securities
and investments in government
bonds, short-term commercial paper,
certificates of deposit and
bankers' acceptances shall not be
deemed to be the making of a loan.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notwithstanding any other              The Merging Fund is not subject to
investment policy or restriction,      a similar fundamental restriction.
the Surviving Fund may seek to         However, the Merging Fund currently
achieve its investment objective by    does invest all of its investable
investing all of its investable        assets in the Master Portfolio.
assets in another investment
company having substantially the
same investment objective and
policies as the Surviving Fund.
--------------------------------------------------------------------------------
The Surviving Fund may not invest      The Merging Fund is not subject to
in securities which are not traded     a similar fundamental restriction.
or have not sought a listing on a
stock exchange, over-the-counter
market or other organized
securities market that is open to
the international public and on
which securities are regularly
traded if, regarding all such
securities, more than 10% of its
total net assets would be invested
in such securities immediately
after and as a result of such
transaction.
--------------------------------------------------------------------------------
The Surviving Fund may not deal in     The Merging Fund is not subject to
put options, write or purchase call    a similar fundamental restriction.
options, including warrants, unless
such options or warrants are
covered and are quoted on a stock
exchange or dealt in on a
recognized market, and, at the date
of the relevant transaction: (i)
call options written do not involve
more than 25%, calculated at the
exercise price, of the market value
of the securities within the fund's
portfolio excluding the value of
any outstanding call options
purchased, and (ii) the cost of
call options or warrants purchased
does not exceed, in terms of
premium, 2% of the value of the net
assets of the Fund.

SHAREHOLDERS OF THE SURVIVING FUND
CURRENTLY ARE CONSIDERING A
PROPOSAL THAT, IF PASSED AT A
SHAREHOLDER MEETING TO BE HELD THE
SAME DAY AS THE MEETING OF THE
MERGING FUND, WOULD ADOPT A
FUNDAMENTAL INVESTMENT RESTRICTION
REGARDING LOANS THAT IS IDENTICAL
TO THE MERGING FUND'S RESTRICTION.
--------------------------------------------------------------------------------

     Neither Fund may issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

     Neither Fund may underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.

     Neither Fund may purchase or sell real estate (including, for the Surviving Fund, real estate limited partnerships), except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate and (b) invest in securities or other instruments issued by issuers that invest in real estate.

     Notwithstanding any other investment policy or restriction, the Surviving Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Surviving Fund. The Merging Fund is not subject to a similar fundamental restriction. Although the Merging Fund currently invests all of its assets in the Master Portfolio, following the Reorganization the Merging Fund will invest directly in portfolio securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Surviving Fund and/or the Merging Fund and may be changed by their respective Trustees.



--------------------------------------------------------------------------------
           SURVIVING FUND                         MERGING FUND
--------------------------------------------------------------------------------
The Surviving Fund may not invest      The Merging Fund may not acquire
more than 15% of its net assets in     any illiquid securities, such as
illiquid securities.                   repurchase agreements with more
                                       than seven days to maturity or
                                       fixed time deposits with a duration
                                       of over seven calendar days, if as
                                       a result thereof, more than 15% of
                                       the market value of the Merging
                                       Fund's net assets would be in
                                       investments which are illiquid.
--------------------------------------------------------------------------------
The Surviving Fund may not make        The Merging Fund may not purchase
short sales of securities, other       securities on margin, make short
than short sales "against the box,"    sales of securities, or maintain a
or purchase securities on margin       short position, provided that this
except for short-term credits          restriction shall not be deemed to
necessary for clearance of             be applicable to the purchase or
portfolio transactions, provided       sale of when-issued or delayed
that this restriction will not be      delivery securities, or to short
applied to limit the use of            sales that are covered in
options, futures contracts and         accordance with Commission rules.
related options, in the manner
otherwise permitted
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
by the investment restrictions,
policies and investment program
of the Fund. The Surviving Fund
does not have the current
intention of making short sales
against the box.
--------------------------------------------------------------------------------
Except as otherwise specified          The Merging Fund may not acquire
herein, the Surviving Fund may         securities of other investment
invest in securities of other          companies, except as permitted by
investment companies to the extent     the 1940 Act or any order pursuant
permitted by the applicable federal    thereto.
securities law.
--------------------------------------------------------------------------------
The Surviving Fund may not purchase    The Merging Fund is not subject to
or sell interests in oil, gas or       a similar non-fundamental
mineral leases.                        restriction.
--------------------------------------------------------------------------------
The Surviving Fund may not write,      The Merging Fund is not subject to
purchase or sell any put or call       a similar non-fundamental
option or any combination thereof,     restriction.
provided that this shall not
prevent (i) the writing, purchasing
or selling of puts, calls or
combinations thereof with respect
to portfolio securities or (ii)
with respect to the Surviving
Fund's permissible futures and
options transactions, the writing,
purchasing, ownership, holding or
selling of futures and options
positions or of puts, calls or
combinations thereof with respect
to futures.
--------------------------------------------------------------------------------
The value of the Surviving Fund's      The Merging Fund is not subject to
investment in holdings of options      a similar non-fundamental
and warrants (other than those held    restriction.
for hedging purposes) may not
exceed 15% of the total net asset
value of the Fund.
--------------------------------------------------------------------------------
The Surviving Fund may not make any    The Merging Fund is not subject to
investment in assets that involve      a similar non-fundamental
assumption of any liability that is    restriction.
unlimited, or acquire any
investments that are for the time
being not paid or partly paid,
unless according to the terms of
the issue thereof any call to be
made thereon could be met in full
out of cash by the Fund's
portfolio.
--------------------------------------------------------------------------------
The Surviving Fund may not sell,       The Merging Fund is not subject to
purchase or loan securities            a similar non-fundamental
(excluding shares in the Fund) or      restriction.
grant or receive a loan or loans to
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
or from the adviser, corporate and
domiciliary agent, or paying agent,
the distributor and the authorized
agents or any of their directors,
officers or employees or any of
their major shareholders (meaning a
shareholder who holds, in his own
or other name (as well as a
nominee's name), more than 10% of
the total issued and outstanding
shares of stock of such company)
acting as principal, or for their
own account, unless the transaction
is made within the other
restrictions set forth above and
either (i) at a price determined by
current publicly available
quotations, or (ii) at competitive
prices or interest rates prevailing
from time to time on
internationally recognized
securities markets or
internationally recognized money
markets.
--------------------------------------------------------------------------------


     There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

     Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares will be those of the Surviving Fund, which are generally similar to those of the Merging Fund. The Surviving Fund currently has three classes of shares: Class A, Class B and Class C. In connection with the Reorganization, and the Concurrent Reorganization two additional classes, the Select Class and the Institutional Class, will be introduced. The following discussion applies to Institutional Class shares. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

SALES CHARGES

     There is no sales charge to buy or sell Institutional Class shares.

12b-1 FEES

     There is no Rule 12b-1 distribution plan for Institutional Class shares of the Surviving Fund.

BUYING SURVIVING FUND SHARES

     THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

     The price shareholders pay for their shares is the net asset value per share (NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.

     The NAV of each class of the Surviving Fund's shares is generally calculated once each day at the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

     The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange, it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after the close of regular trading on the New York Stock Exchange, it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Surviving Fund is open for business.

     If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.

     The Surviving Fund has the right to reject any purchase order for any reason.

     All purchases of Institutional Class shares of the Surviving Fund must be paid for by federal funds wire. They may be purchased generally only through financial service firms, such as broker-dealers and banks that have an agreement with the Fund or the Fund's distributor.

     For Institutional Class shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Surviving Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m., Eastern time, on the day the shareholder buys.

     Shareholders seeking to buy Institutional Class shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

     A systematic investment plan is available for Institutional Class shares.

SELLING SURVIVING FUND SHARES

     THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

     Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.

     Under normal circumstances, if a request is received before the close of regular trading on the New York Stock Exchange, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

     Generally, proceeds are sent by check, electronic transfer or wire for Institutional Class shares. If a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds will be sent only to the bank account on the Surviving Fund's records.

     For Institutional Class shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

     A shareholder who purchased through an investment representative or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

     Shareholders may also sell their shares by contacting the Center directly by calling _________________.

     A systematic withdrawal plan is available for Institutional Class shares.

EXCHANGING SURVIVING FUND SHARES

     THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

     Institutional Class shares of the Surviving Fund may be exchanged for Institutional Class shares in certain other JPMorgan Funds.

     For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange.

     The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

     For Institutional Class shares, the Surviving Fund may close an account if the balance falls below $1,000,000. The Surviving Fund may also close the account if an investor is in the systematic investment plan and fails to meet investment minimums over a 12-month period. At least 60 days' notice will be given before closing the account.

     Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Surviving Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not follow reasonable procedures.

     It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

     MFG, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Institutional Class shares held by investors serviced by the shareholder servicing agent.

     JPMFAM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

     The Surviving Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Surviving Fund shares may receive a different amount for each class.

                             DISTRIBUTIONS AND TAXES

     The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

     The Surviving Fund distributes any net investment income at least annually. Net capital gain is distributed annually. You have three options for your Surviving Fund distributions. You may:

     -    reinvest all of them in additional Fund shares;

     - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

     - take all distributions in cash or as a deposit in a pre-assigned bank account.

     If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

     Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

     If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

     The Surviving Fund expects that its distributions will consist primarily of capital gains.

     Investment income received by the Surviving Fund from sources in foreign countries may be subject to foreign taxes withheld at the source. Since it is anticipated that more than 50% of the Surviving Fund's assets at the close of its taxable year will be in securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the foreign taxes that it paid.

     Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

     The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                            AND THE SURVIVING FUND'S
                             ORGANIZATION STRUCTURE

     There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

     The Merging Fund is organized as a series of JPMIF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

     The Surviving Fund is organized as a series of MFG, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFG's operations are governed by MFG's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

     Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMIF's Trustees and the business of the Surviving Fund is managed by MFG's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

     Information concerning the current Trustees and officers of MFG and JPMIF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

     Each of MFG and JPMIF is a trust with an unlimited number of authorized shares of beneficial interest, which may be divided into series and classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either MFG or JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of MFG or

JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither MFG nor JPMIF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFG or JPMIF.

SHAREHOLDER VOTING RIGHTS

     A vacancy in the Board of either MFG or JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders of either MFG or JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFG and JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFG and JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

     Under the Declaration of Trust of each of MFG and JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFG and JPMIF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

     The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFG and JPMIF are available without charge upon written request to that trust.

        INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

     As noted above, the investment adviser of the Master Portfolio (and therefore the Merging Fund's assets) is JPMIM. Pursuant to an Advisory Agreement, the investment adviser of the Surviving Fund is JPMFAM. JPMFAM has delegated most of its responsibilities with respect to the Surviving Fund to CFAML pursuant to a Subadvisory Agreement between JPMFAM and CFAML. As a result, CFAML is responsible for most of the day-to-day management of the Surviving Fund.

DESCRIPTION OF JPMFAM

     JPMFAM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMFAM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. As of _______ __, 2001, JPMFAM and certain of its affiliates (including JPMIM and CFAML) provided investment management services with respect to assets of approximately $___ billion.

     Under the Advisory Agreement, JPMFAM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMFAM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. JPMFAM delegates certain of these responsibilities to CFAML. Under the Advisory Agreement, JPMFAM is obligated to furnish employees, office space and facilities required for the operation of the Surviving Fund. The services provided to the Surviving Fund by JPMFAM are substantially similar to the services currently provided to the Master Portfolio and, therefore, indirectly to the Merging Fund by JPMIM.

         EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMFAM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 1.00%. The Master Portfolio and, therefore indirectly the Merging Fund also currently pay 0.65% of average net assets with respect to its assets in the Master Portfolio to JPMIM for its advisory services. JPMFAM may waive fees from time to time.

         Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees

(including fees paid to its Trustees who are not affiliated with JPMFAM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

     SUBCONTRACTING. JPMFAM is authorized by the Advisory Agreement to employ or associate with such other persons or entities as it believes to be appropriate to assist it in the performance of its duties. Any such person is required to be compensated by JPMFAM, not by the Surviving Fund, and to be approved by the shareholders of that Fund as required by the 1940 Act.

     LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMFAM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by MFG or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

     DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of MFG or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the MFG Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMFAM, and by JPMFAM on 60 days' written notice to MFG.

DESCRIPTION OF CFAML

     CFAML is a wholly-owned indirect subsidiary of JPMC. CFAML is located at Colvile House, 32 Curzon Street, London W1Y8AL.

DESCRIPTION OF THE SUBADVISORY AGREEMENT

     Pursuant to the Subadvisory Agreement, JPMFAM delegates to CFAML portfolio management duties. With respect to the day-to-day management of the Surviving Fund, CFAML makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. CFAML may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Fund under applicable laws and are under the common control of JPMC; PROVIDED that (i) all persons, when providing services under the Subadvisory Agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of CFAML.

     JPMFAM and CFAML bear all expenses in connection with the performance of their respective services under the Subadvisory Agreement.

     As investment adviser, JPMFAM oversees the management of the Surviving Fund under the Subadvisory Agreement, and, subject to the general supervision of the MFG Board, makes recommendations and provides guidelines to CFAML based on general economic trends and macroeconomic factors. Among the recommendations that may be provided by JPMFAM to CFAML are guidelines and benchmarks against which the Surviving Fund would be managed. From the fee paid by the Surviving Fund under the Advisory Agreement to JPMFAM, JPMFAM bears responsibility for payment of subadvisory fees to CFAML. Therefore, the Surviving Fund does not bear any increase in management fee rates resulting from the Subadvisory Agreement.

     SUBADVISORY FEE. As compensation for its services, CFAML receives a fee from JPMFAM. The fee is at the annual rate of 0.50% of the current value of the net assets of the Surviving Fund. The fee, which is accrued daily and payable monthly, is calculated for each day by multiplying the fraction of one over the number of calendar days in the year by the annual subadvisory fee percentage rate and multiplying this product by the value of the net assets of the Surviving Fund at the close of business on the previous business day. [Confirm]

     DURATION AND TERMINATION. The Subadvisory Agreement will continue for successive one-year periods, provided that such continuation is specifically approved at least annually (i) by the MFG Board, or by a majority of the outstanding voting securities of the Surviving Fund and (ii) by a majority of the Trustees who are not interested persons of the Fund, JPMFAM or CFAML, by vote cast in person at a meeting called for such purposes. The Subadvisory Agreement is terminable at any time, without penalty, by vote of the MFG Board, by JPMFAM or by the majority of the outstanding voting securities of the Surviving Fund, or by CFAML upon 60 days' written notice. The Subadvisory Agreement will terminate automatically in the event of its assignment, as defined under the 1940 Act.

PORTFOLIO MANAGER

     The portfolio management team for the Surviving Fund is led by James Elliot and Ajay Gambhir. Messrs. Elliot and Gambhir are both assistant directors of the European Equity Group. Mr. Elliot joined CFAML in June of 1995 as an executive in the European Investment Banking group. He was appointed a portfolio manager in 1998 and Assistant Director in 1999. Mr. Gambhir joined CFAML in December of 1997 as a Fund manager in the European Equity Group. Prior to that he worked as a Fund manager at NM

Rothschild & Sons Limited. Mr. Gambhir was appointed Assistant Director in April of 2000. Both have managed the Surviving Fund since August of 2000.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     JPMFAM, as the investment adviser to the Surviving Fund, has responsibilities with respect to the Fund's portfolio transactions and brokerage arrangements pursuant to the Fund's policies, subject to the overall authority of the MFG Board. In addition, the Subadvisory Agreement with CFAML currently provides that CFAML's responsibilities with respect to portfolio transactions and brokerage arrangements will be equivalent to those of JPMFAM under the Advisory Agreement. Accordingly, the description below of JPMFAM's responsibilities under the Advisory Agreement would also apply to CFAML's responsibilities under the Subadvisory Agreement.

     Under the Advisory Agreement, JPMFAM, subject to the general supervision of the Board, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Surviving Fund with brokers and dealers selected by JPMFAM. These brokers and dealers may include brokers or dealers affiliated with JPMFAM to the extent permitted by the 1940 Act and MFG's policies and procedures applicable to the Fund. JPMFAM shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to such Fund. In assessing the best overall terms available for any transaction, JPMFAM shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to JPMFAM, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In no event shall JPMFAM be under any duty to obtain the lowest commission or the best net price for the Fund on any particular transaction, nor shall JPMFAM be under any duty to execute any order in a fashion either preferential to such Fund relative to other accounts managed by JPMFAM or otherwise materially adverse to such other accounts.

     In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to JPMFAM, the Fund and/or the other accounts over which JPMFAM exercises investment discretion. JPMFAM is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if JPMFAM determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of JPMFAM with respect to accounts over which it exercises investment discretion. JPMFAM shall report to the Board regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to such Fund.

     In executing portfolio transactions for the Fund, JPMFAM may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other funds or its other clients if, in JPMFAM's reasonable judgment, such aggregation (i) will result in an overall economic benefit to such fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in MFG's registration statement, as the case may be, and the Fund's Prospectus and Statement of Additional Information. In such event, JPMFAM will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to such Fund and such other clients.

     It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which JPMFAM exercises investment discretion. Conversely, MFG or any of its portfolios may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

OTHER SERVICES

     The Distributor, a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the Merging Fund's distributor and sub-administrator, is the distributor and sub-administrator for the Surviving Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

     Chase serves as administrator, shareholder servicing agent, fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent, for the Surviving Fund. The services provided by Chase include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, Chase is responsible for the daily safekeeping of securities and cash held by the Surviving Fund.

     As administrator, Chase receives a fee of 0.15% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administration fee will be amended to reduce the fee to 0.075% for complex wide non-money market Fund assets in excess of $26 billion.

                                   PROPOSAL 2:
                              ELECTION OF TRUSTEES
                              --------------------

     It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMIF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFG are being asked to approve the same Trustees as are being proposed for JPMIF.

     In connection with the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMFAM, JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of MFG and certain current Trustees of JPMIF (including certain members of JPMIF's Advisory Board). Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected.

     Shareholders of MFG are concurrently considering the election of the same individuals to the Board of Trustees of MFG. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of MFG and JPMIF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

     The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

THE JPMIF BOARD HAS UNANIMOUSLY RECOMMENDED THAT
SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

     The election of each of the Nominees listed below requires the affirmative vote of a majority of all the votes entitled to be cast at the Meeting by all shareholders of JPMIF.

     The following are the nominees:

     ------------------------------------------------------------.

     The Board of Trustees of JPMIF met 4 times during the fiscal year ended November 30, 2000, and each of the Trustees attended at least 75% of the meetings.

     The Board of Trustees of JPMIF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer, Mallardi, Burns and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal year ended November 30, 2001.

     A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of JPMIF, the Master Portfolio and certain other investment companies in the Fund Complex, up to and including creating a separate board of trustees.

*Interested Trustee, as defined by the 1940 Act.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

     Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the investment companies in the Fund Complex and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

     Trustee compensation expenses paid for the calendar year ended December 31, 2000 are set forth below.

                                                 Aggregate Trustee
                                             Compensation Paid by the     Total Trustee Compensation Accrued
             Name of Trustee                     Trust During 2000        by Fund Complex(1) During 2000(2)
------------------------------------- ---------------------------------- -----------------------------------------
Frederick S. Addy, Trustee                           $   23,538                        $   75,000

William G. Burns, Trustee                            $   23,538                        $   75,000

Arthur C. Eschenlauer, Trustee                       $   23,538                        $   75,000

Matthew Healey, Trustee(3)
     Chairman and Chief Executive                    $   23,538                        $   75,000
     Officer

Michael P. Mallardi, Trustee                         $   23,538                        $   75,000

------------
(1.) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

(2.) No investment company within the Fund Complex has a pension or retirement plan.

(3.) During 2000, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.


     The Trustees decide upon general policies and are responsible for overseeing JPMIF's business affairs. Each of JPMIF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMIF has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. It is anticipated that the Merging Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization.

     The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

MERGING FUND -- For the period January 1, 1998 through November 30, 1998: $395. For the fiscal year ended November 30, 1999: $227. For the fiscal year ended November 30, 2000: $172.

MASTER PORTFOLIO -- For the period January 1, 1998 through November 30, 1998:
$738. For the fiscal year ended November 30, 1999: $498. For the fiscal year ended November 30, 2000: $384.

ADVISORY BOARD

     The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The Advisory Board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of JPMIF; but has no power to vote upon any matter put to a vote of the Trustees. The Advisory Board and the members thereof also serve each of the other trusts in the Fund Complex. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of JPMIF, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each Member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Fund Complex and is reimbursed for expenses incurred in connection for such service. The Members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

     Ann Maynard Gray -- Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

     John R. Laird -- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

     Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

     James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

PRINCIPAL EXECUTIVE OFFICERS:

     JPMIF's and the Master Portfolio's principal executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of JPMIM, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of JPMIF and the Master Portfolio. JPMIF and the Master Portfolio have no employees.

     The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109. The principal executive officers of JPMIF are as follows:

NAME AND POSITION                           AGE       PRINCIPAL OCCUPATION AND OTHER INFORMATION
-------------------------------------  -------------  ------------------------------------------
Matthew Healey                              63        Chief Executive Officer; Chairman, Pierpont Group,
                                                      since prior to 1993.  His address is Pine Tree Country
                                                      Club Estates, 10286 Saint Andrews Road, Boynton Beach,
                                                      Florida 33436.
Margaret W. Chambers                        41        Vice President and Secretary.  Senior Vice President
                                                      and General Counsel of the Distributor since April,
                                                      1998.  From August 1996 to March 1998, Ms. Chambers was
                                                      Vice President and Assistant General Counsel for
                                                      Loomis, Sayles & Company, L.P.  From January 1986 to
                                                      July 1996, she was an associate with the law firm of
                                                      Ropes & Gray.
George A. Rio                               46        President and Treasurer.  Executive Vice President and
                                                      Client Service Director of the Distributor since April
                                                      1998.  From June 1995 to March 1998, Mr. Rio was Senior
                                                      Vice President and Senior Key Account Manager for
                                                      Putnam Mutual Funds.  From May 1994 to June 1995, Mr.
                                                      Rio was Director of Business Development for First Data
                                                      Corporation.

ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as the Merging Fund's, the Surviving Fund's and the Master Portfolio's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFG or JPMIF engages it to do so.

     AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $47,500.

     FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $0.

     ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the

Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,032,400.

     The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

     This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMIF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMIF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMIF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMIF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMIF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

     Only the Merging Fund Shareholders of record at the close of business on _________, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted _____________ Merging Fund Shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

     The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund Shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund Shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund Shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund Shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

     All Merging Fund Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposals.

     A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMIF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

     JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund), will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Prospectus/Proxy Statement and form of proxy. In addition to solicitations by mail, proxies may also be solicited by officers and regular employees of JPMIF by personal interview, by telephone or by telegraph without additional remuneration thereof. Professional solicitors may also be retained.

ABSTENTIONS AND BROKER NON-VOTES

     In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

     On the record date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Merging Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:


                                              Percentage of      Percentage of
                                Amount of     Merging Fund       Surviving Fund
                                 Shares         Owned on           Owned Upon
      Name and Address           Owned        Record Date         Consummation
      ----------------          ---------    ---------------     --------------


     On the record date, the Trustees and officers of MFG as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the class or series of shares of the Surviving Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                                       Percentage of
                                       Amount of      Surviving Fund     Percentage of Surviving
                                        Shares        Owned on Record        Fund Owned Upon
         Name and Address                Owned             Date                Consummation
         ----------------              ---------      ---------------    -----------------------



                        ADDITIONAL INFORMATION ABOUT MFG

     Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in MFG's Statement of Additional Information, which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-348-4782. MFG is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                       ADDITIONAL INFORMATION ABOUT JPMIF

     Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMIF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.
                        FINANCIAL STATEMENTS AND EXPERTS

     The audited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal year ended November 30, 2000, and the Surviving Fund for the fiscal year ended October 31, 2000, and the audited financial statements, notes thereto and supplementary data for the Master Portfolio for the fiscal year ended November 30, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, of the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                                 OTHER BUSINESS

     The JPMIF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMIF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

     Neither MFG nor JPMIF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                              SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to JPMIF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-766-7722.

                                      * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

       THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this ____ day of ______, 2001 by and among J.P. Morgan Institutional Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of J.P. Morgan Institutional European Equity Fund (the "Transferor Portfolio"), Mutual Fund Group (the "Acquiring Trust"), a Massachusetts business trust, on behalf of JPMorgan Fleming European Fund (formerly, Chase Vista European Fund) (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

       WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

       WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest, of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

       NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:


       1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

       (a)    PLAN OF REORGANIZATION.


       (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Institutional Class share class in exchange for shares of the Transferor Portfolio, with the amounts of shares of each share class to be determined by the parties. Any shares of beneficial interest (if any), of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by The Chase Manhattan Bank (the "Custodian"), as custodian and pricing agent for the Transferor Portfolio and the Acquiring Portfolio. The determination of said Custodian shall be conclusive and binding on all parties in interest.

       (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

       (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

       (b)    EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

       (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on August 11, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").

       (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

       (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

       (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

       (c)    VALUATION.

       (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

       (ii) The number of Institutional Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Institutional Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

       (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.


       2.     REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

       The Acquiring Trust represents and warrants as follows:

       (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

       (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

       (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

       (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares, of which as of October 31, 2000 there were outstanding 468,000 shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

       (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended October 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

       (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

       (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

       (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to October 31, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

       (i) NO MATERIAL ADVERSE CHANGE. Since October 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

       (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

       (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

       (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year; and intends to continue to so qualify.

       (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.


       3.     REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

       The Transferor Trust represents and warrants as follows:

       (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of

Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

       (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

       (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

       (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of October 31, 2000 there were outstanding 573,000 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

       (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and The European Equity Portfolio for the fiscal year ended November 30, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and The European Equity Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

       (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

       (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to November 30, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

       (h) NO MATERIAL ADVERSE CHANGE. Since November 30, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

       (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

       (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

       (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify as a "regulated investment company" under

Subchapter M of the Code as of and since its first taxable year and shall continue to so qualify until the Effective Time of Reorganization.

       (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.


       4.     COVENANTS OF THE ACQUIRING TRUST

       The Acquiring Trust covenants to the following:

       (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

       (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

       (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

       5.     COVENANTS OF THE TRANSFEROR TRUST

       The Transferor Trust covenants to the following:

       (a)    MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor

Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

       (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

       (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the

Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this Section 5(c).

       (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

       (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

       (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.


       6.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

       The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

       (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

       (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since October 31, 2000.

       (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

       (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of each Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization); and (v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

       (e) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan European Equity Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.


       7.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

       The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

       (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

       (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since November 30, 2000.

       (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

       (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

       (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

       (f)    TAX OPINION. The Acquiring Trust shall have received the Tax
Opinion.

       (g) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan European Equity Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.


       8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

       (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

       (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

       (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMFAM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or J.P. Morgan Investment Management

Inc. ("JPMIM") on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

       (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

       (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.


       9.     EXPENSES

       The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class Shares and the Institutional Class Shares of the Acquiring Portfolio are not higher than those of the Transferor Portfolio as set forth in the Registration Statement for a period of three years after the Exchange Date.


       10.    NOTICES

       Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

       if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

              1211 Avenue of the Americas, 41st Floor
              New York, New York 10036
              with a copy to:

              Simpson Thacher & Bartlett
              425 Lexington Avenue
              New York, New York 10017
              Attention: Sarah E. Cogan, Esq.

         if to the Transferor Trust (for itself or on behalf of the Transferor Portfolio):

              60 State Street
              Suite 1300
              Boston, Massachusetts 02109

              with a copy to:

              Sullivan & Cromwell
              125 Broad Street
              New York, New York  10004
              Attention:  John E. Baumgardner, Jr., Esq.


       11.    RELIANCE

       All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.


       12.    HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

       (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

       (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

       (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

       (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

       (e) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the

Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

       (f) The name "Mutual Fund Group" is the designation of its Trustees under a Declaration of Trust dated May 11, 1987, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

       IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.



         J.P. MORGAN INSTITUTIONAL FUNDS

         on behalf of J.P. Morgan Institutional European Equity Fund


         By:
            --------------------------------------------------
               Name:
               Title:



         MUTUAL FUND GROUP

         on behalf of JPMorgan Fleming European Fund


         By:
            --------------------------------------------------
               Name:
               Title:




         Agreed and acknowledged with respect to Section 9:


         J.P. MORGAN CHASE & CO.


         By:
            --------------------------------------------------
               Name:
               Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
                 J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND,
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 16, 2001 for the Special Meeting of Shareholders of J.P. Morgan Institutional European Equity Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling the Merging Fund at 1-800-766-7722.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Surviving Fund and the Merging Fund is contained in each of MFG's and JPMIF's Statements of Additional Information, which are incorporated herein by reference.

         The date of this Statement of Additional Information is May 16, 2001.

                               GENERAL INFORMATION


         The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

         With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of __________, 2001 by and among JPMIF, on behalf of the Merging Fund, MFG, on behalf of the Surviving Fund and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by MFG in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

         Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of shares in the Merging Fund will receive Institutional Class shares of the Surviving of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

         At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMIF.

         A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The audited financial highlights, financial statements and notes thereto of the Surviving Fund contained in its Annual Report dated October 31, 2000 and of the Merging Fund contained in its Annual Report dated November 30, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Annual Report dated November 30, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Surviving Fund's, the Master Portfolio's and the Merging Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Surviving Fund and the Master Portfolio for the fiscal year ended October 31, 2000 and the Merging Fund for the fiscal year ended November 30, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                         PRO FORMA FINANCIAL STATEMENTS
      THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1)
        PROFORMA COMBINING SCHEDULUE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000
                             (AMOUNTS IN THOUSANDS)


                                                                                                       SHARES
                                                                                 --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     LONG-TERM INVESTMENTS -            98.4%
                                     COMMON STOCKS -                    96.6%

                                     BELGIUM -                           1.8%
                                     AGFA-Gevaert NV                                33,100                                  33,100
                                     Barco NV                                        8,216                                   8,216
                                     Ubizen (*)                                     24,420                                  24,420






                                     DENMARK -                           3.5%
                                     GN Store Nord A/S
                                     (GN Great Nordic)                              42,102                                  42,102
                                     ISS A/S                                                         801                       801
                                     NKT Holding A/S                                 4,409                                   4,409
                                     Novo-Nordisk A/S                                4,250           597                     4,847
                                     Vestas Wind Systems AS                         23,325                                  23,325






                                     FINLAND -                           2.9%
                                     Amer Group LTD                                 37,851                                  37,851
                                     Nokia OYJ                                      24,871        15,386                    40,257
                                     Sampo Insurance Co., LTD                       21,000                                  21,000
                                     Stora Enso Oyj                                                8,724                     8,724






                                     FRANCE -                           13.1%
                                     Alcatel SA                                     37,800         6,822                    44,622
                                     Aventis SA                                     11,981         1,585                    13,566
                                     AXA-UAP                                                       1,775                     1,775
                                     BNP Paribas                                                   2,106                     2,106
                                     Carrefour                                                     2,082                     2,082
                                     Christian Dior SA                                             1,080                     1,080
                                     CNP Assurances                                 29,981                                  29,981
                                     Coflexip Stena Offshore                                         800                       800
                                     Compagnie Francaise d'Etudes
                                     et de Construction SA                           6,870                                   6,870
                                     Credit Lyonnais SA                             29,290                                  29,290
                                     Fimatex                                                       2,391                     2,391
                                     Groupe Danone                                                 1,714                     1,714
                                     Lagardere S.C.A.                                              1,620                     1,620
                                     Lafarge                                                       1,141                     1,141
                                     Ilog SA (*)                                     7,201                                   7,201
                                     L.V.M.H. (Louis Vuitton
                                     Moet Hennessy)                                                1,210                     1,210
                                     PSA Peugeot Citroen                             2,686                                   2,686
                                     Remy Cointreau                                 26,400                                  26,400
                                     Renault SA                                                    1,110                     1,110
                                     Sanofi-Synthelabo SA                           18,592                                  18,592
                                     Societe Generale                               14,843                                  14,843
                                     Suez Lyonnaise DES Eaux                                         835                       835

                                                                                                     MARKET VALUE
                                                                                  --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     LONG-TERM INVESTMENTS -            98.4%
                                     COMMON STOCKS -                    96.6%

                                     BELGIUM -                           1.8%
                                     AGFA-Gevaert NV                             $   685                                  $   685
                                     Barco NV                                        921                                      921
                                     Ubizen (*)                                      517                                      517
                                                                                 -------------------------------------------------

                                                                                   2,123           -                        2,123
                                                                                 -------------------------------------------------

                                     DENMARK -                           3.5%
                                     GN Store Nord A/S
                                     (GN Great Nordic)                               815                                      815
                                     ISS A/S                                                    $ 49                           49
                                     NKT Holding A/S                               1,042                                    1,042
                                     Novo-Nordisk A/S                                900         126                        1,027
                                     Vestas Wind Systems AS                        1,262                                    1,262
                                                                                 -------------------------------------------------


                                                                                   4,019         176                        4,195
                                                                                 -------------------------------------------------

                                     FINLAND -                           2.9%
                                     Amer Group LTD                                  841                                      841
                                     Nokia OYJ                                     1,022         632                        1,655
                                     Sampo Insurance Co., LTD                        854                                      854
                                     Stora Enso Oyj                                               89                           89
                                                                                 -------------------------------------------------


                                                                                   2,717         722                        3,439
                                                                                 -------------------------------------------------

                                     FRANCE -                           13.1%
                                     Alcatel SA                                    2,304         416                        2,719
                                     Aventis SA                                      863         114                          977
                                     AXA-UAP                                                     235                          235
                                     BNP Paribas                                                 181                          181
                                     Carrefour                                                   140                          140
                                     Christian Dior SA                                            55                           55
                                     CNP Assurances                                  930                                      930
                                     Coflexip Stena Offshore                                      93                           93
                                     Compagnie Francaise d'Etudes
                                     et de Construction SA                           878                                      878
                                     Credit Lyonnais SA                            1,001                                    1,001
                                     Fimatex                                                      26                           26
                                     Groupe Danone                                               239                          239
                                     Lagardere S.C.A.                                             92                           92
                                     Lafarge                                                      84                           84
                                     Ilog SA (*)                                     231                                      231
                                     L.V.M.H. (Louis Vuitton
                                     Moet Hennessy)                                               88                           88
                                     PSA Peugeot Citroen                             494                                      494
                                     Remy Cointreau                                  882                                      882
                                     Renault SA                                                   55                           55
                                     Sanofi-Synthelabo SA                            977                                      977
                                     Societe Generale                                842                                      842
                                     Suez Lyonnaise DES Eaux                                     127                          127


                        See notes to financial statements.

                         PRO FORMA FINANCIAL STATEMENTS
      THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1)
        PROFORMA COMBINING SCHEDULUE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                 OCTOBER 31, 2000
                             (AMOUNTS IN THOUSANDS)

                                                                                                       SHARES
                                                                                 --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                      Total Fina SA, Class B                         19,274        3,107                    22,381
                                     Vinci                                                         1,380                     1,380
                                     Vivendi SA                                                    5,278                     5,278
                                     Wavecom SA (*)                                  7,263                                   7,263



                                     GERMANY -                          6.3%
                                     Allevard                                                        797                       797
                                     Altana AG                                      12,339                                  12,339
                                     Basf Ag                                                       3,252                     3,252
                                     Bayer AG                                                      4,092                     4,092
                                     Commerzbank AG                                 33,800                                  33,800
                                     Consors Discount Broker -AG                                     700                       700
                                     Deutsche Telekom                                              7,016                     7,016
                                     Deutsche Bank AG                                              4,169                     4,169
                                     Dresdner Bank AG                                              1,613                     1,613
                                     E.ON AG                                                       4,796                     4,796
                                     FJA AG                                          4,825                                   4,825
                                     Heidelberger Druckmaschinen                                   1,000                     1,000
                                     Intershop Communications Ag                                     680                       680
                                     Kontron Embedded Computers (*)                  2,006                                   2,006
                                     MG Technologies AG                                            4,600                     4,600
                                     Muenchener Rueckversicher                                       206                       206
                                     SAP AG                                                        1,063                     1,063
                                     Schering AG                                                   2,099                     2,099
                                     Siemens AG                                      5,439         1,979                     7,418
                                     Volkswagen AG                                  20,206         1,170                    21,376
                                     Wella AG                                       16,202                                  16,202






                                     IRELAND -                          2.1%
                                     CRH Plc                                                       3,665                     3,665
                                     Fyffes Plc                                                    1,000                     1,000
                                     Green Property PLC                             73,443                                  73,443
                                     IONA Technologies PLC (*)                      14,813                                  14,813
                                     Irish Life & Permanent Plc                                   10,808                    10,808
                                     Kerry Group PLC                                70,930                                  70,930
                                     Smurfit (Jefferson) Group Plc                                40,992                    40,992
                                     Trintech Group PLC ADR                                        2,202                     2,202






                                     ITALY -                            7.2%
                                     Autogrill SPA                                  82,193                                  82,193
                                     Banca Fideuram SPA                             88,848         5,400                    94,248
                                     Banca Popolare Di Milano                                      6,350                     6,350
                                     Banca Popolare di Verona                       68,915                                  68,915
                                     Benetton Group SPA                            482,408                                 482,408
                                     Bipop-Carire SpA                                              9,000                     9,000
                                     Bulgari SPA                                    75,522                                  75,522


                                                                                                   MARKET VALUE
                                                                                 --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     Total Fina SA, Class B                        2,755         444                        3,199
                                     Vinci                                                        69                           69
                                     Vivendi SA                                                  379                          379
                                     Wavecom SA (*)                                  614                                      614
                                                                                 -------------------------------------------------


                                                                                  12,771       2,837                       15,608
                                                                                 -------------------------------------------------

                                     GERMANY -                          6.3%
                                     Allevard                                                    270                          270
                                     Altana AG                                     1,496                                    1,496
                                     Basf Ag                                                     127                          127
                                     Bayer AG                                                    177                          177
                                     Commerzbank AG                                  953                                      953
                                     Consors Discount Broker -AG                                  56                           56
                                     Deutsche Telekom                                            263                          263
                                     Deutsche Bank AG                                            341                          341
                                     Dresdner Bank AG                                             67                           67
                                     E.ON AG                                                     243                          243
                                     FJA AG                                          178                                      178
                                     Heidelberger Druckmaschinen                                  53                           53
                                     Intershop Communications Ag                                  30                           30
                                     Kontron Embedded Computers (*)                  216                                      216
                                     MG Technologies AG                                           49                           49
                                     Muenchener Rueckversicher                                    65                           65
                                     SAP AG                                                      175                          175
                                     Schering AG                                                 117                          117
                                     Siemens AG                                      692         252                          943
                                     Volkswagen AG                                 1,009          58                        1,067
                                     Wella AG                                        607                                      607
                                                                                 -------------------------------------------------


                                                                                   5,149       2,345                        7,494
                                                                                 -------------------------------------------------

                                     IRELAND -                          2.1%
                                     CRH Plc                                                      56                           56
                                     Fyffes Plc                                                    1                            1
                                     Green Property PLC                              437                                      437
                                     IONA Technologies PLC (*)                       974                                      974
                                     Irish Life & Permanent Plc                                  108                          108
                                     Kerry Group PLC                                 884                                      884
                                     Smurfit (Jefferson) Group Plc                                73                           73
                                     Trintech Group PLC ADR                                       24                           24
                                                                                 -------------------------------------------------


                                                                                   2,296         261                        2,557
                                                                                 -------------------------------------------------

                                     ITALY -                            7.2%
                                     Autogrill SPA                                   906                                      906
                                     Banca Fideuram SPA                            1,365          83                        1,448
                                     Banca Popolare Di Milano                                     40                           40
                                     Banca Popolare di Verona                        760                                      760
                                     Benetton Group SPA                              875                                      875
                                     Bipop-Carire SpA                                             71                           71
                                     Bulgari SPA                                     888                                      888


                        See notes to financial statements.

                         PRO FORMA FINANCIAL STATEMENTS
      THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1) PROFORMA COMBINING SCHEDULUE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000
                            (AMOUNTS IN THOUSANDS)

                                                                                                       SHARES
                                                                                  --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     ENI-Ente Nazionale Idrocarburi SPA            144,723        35,009                   179,732
                                     Fiat SpA                                                      3,000                     3,000
                                     Saipem S.p.A.                                                13,700                    13,700
                                     San Paolo - IMI S.p.A.                                        4,900                     4,900
                                     Telecom Italia Mobile SPA                     101,000        21,530                   122,530
                                     Telecom Italia SpA                                           12,659                    12,659
                                     Unicredito Italiano SPA                       195,305        36,760                   232,065






                                     NETHERLAND -                       7.4%
                                     Akzo Nobel NV                                  21,674
                                     ASM Lithography Holding NV                                    1,572                     1,572
                                     Buhrmann NV                                    41,190         1,736                    42,926
                                     CSM NV                                         42,940                                  42,940
                                     Heineken NV                                                   1,172                     1,172
                                     ING Groep NV                                   14,152         4,206                    18,358
                                     Koninklijke KPN NV                                            4,603                     4,603
                                     Koninklijke Philips Electronics NV                           10,682                    10,682
                                     Numico NV                                      18,352         2,109                    20,461
                                     Nutreco Holding NV (*)                         20,675                                  20,675
                                     Randstad Holding N.V.                                         1,300                     1,300
                                     Royal Dutch Petroleum Co.                      24,385         5,119                    29,504
                                     United Pan Europe Communication Inc                           6,071                     6,071
                                     VersaTel Telecom International NV (*)           1,446                                   1,446
                                     VNU NV                                                        1,616                     1,616






                                     NORWAY -                           2.1%
                                     InFocus Corp. (*)                              18,554                                  18,554
                                     Norsk Hydro ASA                                21,605                                  21,605
                                     Tandberg ASA (*)                               30,005                                  30,005






                                     PORTUGAL -                         2.0%
                                     Banco Espirito Santo SA                        43,969                                  43,969
                                     Brisa-Auto Estradas de Portugal SA            109,205                                 109,205
                                     Novabase SGPS SA (*)                           71,398                                  71,398






                                     SPAIN -                            3.6%
                                     Amadeus Global Travel Distribution                            4,200                     4,200
                                     Banco Bilboa Vizcaya Argentaria, S.A.                         7,322                     7,322
                                     Banco Santander Central Hisp                                 13,178                    13,178
                                     Endesa S.A.                                                  12,698                    12,698
                                     Grupo Dragados SA                             160,861                                 160,861

                                                                                                     MARKET VALUE
                                                                                 --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     ENI-Ente Nazionale Idrocarburi SPA              783         189                          972
                                     Fiat SpA                                                     70                           70
                                     Saipem S.p.A.                                                71                           71
                                     San Paolo - IMI S.p.A.                                       79                           79
                                     Telecom Italia Mobile SPA                       858         183                        1,041
                                     Telecom Italia SpA                                          146                          146
                                     Unicredito Italiano SPA                         993         187                        1,180
                                                                                 -------------------------------------------------


                                                                                   7,428       1,120                        8,548
                                                                                 -------------------------------------------------

                                     NETHERLAND -                       7.4%
                                     Akzo Nobel NV                                   986                                      986
                                     ASM Lithography Holding NV                                   43                           43
                                     Buhrmann NV                                   1,124          47                        1,172
                                     CSM NV                                          979                                      979
                                     Heineken NV                                                  64                           64
                                     ING Groep NV                                    971         288                        1,259
                                     Koninklijke KPN NV                                           93                           93
                                     Koninklijke Philips Electronics NV                          419                          419
                                     Numico NV                                       857          98                          956
                                     Nutreco Holding NV (*)                          890                                      890
                                     Randstad Holding N.V.                                        29                           29
                                     Royal Dutch Petroleum Co.                     1,445         303                        1,748
                                     United Pan Europe Communication Inc                         106                          106
                                     VersaTel Telecom International NV (*)            28                                       28
                                     VNU NV                                                       76                           76
                                                                                 -------------------------------------------------


                                                                                   7,280       1,568                        8,847
                                                                                 -------------------------------------------------

                                     NORWAY -                           2.1%
                                     InFocus Corp. (*)                               798                                      798
                                     Norsk Hydro ASA                                 857                                      857
                                     Tandberg ASA (*)                                794                                      794
                                                                                 -------------------------------------------------


                                                                                   2,449           -                        2,449
                                                                                 -------------------------------------------------

                                     PORTUGAL -                         2.0%
                                     Banco Espirito Santo SA                         667                                   667.13
                                     Brisa-Auto Estradas de Portugal SA              843                                   843.29
                                     Novabase SGPS SA (*)                            847                                   846.68
                                                                                 -------------------------------------------------


                                                                                   2,357           -                        2,357
                                                                                 -------------------------------------------------

                                     SPAIN -                            3.6%
                                     Amadeus Global Travel Distribution                           34                           34
                                     Banco Bilboa Vizcaya Argentaria, S.A.                        97                           97
                                     Banco Santander Central Hisp                      -         128                          128
                                     Endesa S.A.                                                 207                          207
                                     Grupo Dragados SA                             1,561                                    1,561


                        See notes to financial statements.

                         PRO FORMA FINANCIAL STATEMENTS
      THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1) PROFORMA COMBINING SCHEDULUE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000
                            (AMOUNTS IN THOUSANDS)


                                                                                                       SHARES
                                                                                 --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     NH Hoteles SA                                  75,065                                  75,065
                                     Telefonica SA                                  47,931        24,296                    72,227
                                     Union Electrica Fenosa Sa                                     4,266                     4,266






                                     SWEDEN -                           3.4%
                                     Autoliv, Inc. SDR                                             6,566                     6,566
                                     Ericsson LM Cl B                                             10,428                    10,428
                                     Micronic Laser Systems AB (*)                  34,140                                  34,140
                                     Nordic Baltic Holding AB                       96,887                                  96,887
                                     Om Gruppen Ab                                                 1,400                     1,400
                                     Skandia Forsakrings AB                                        8,961                     8,961
                                     Skandinaviska ENSKILDA-A                                      5,049                     5,049
                                     Skandinaviska Enskilda Banken, Class C         82,610                                  82,610
                                     Svenska Handelsbanken, Class A                 60,434                                  60,434






                                     SWITZERLAND -                      8.8%
                                     Abb LTD.                                                        669                       669
                                     Baloise Holdings                                  940                                     940
                                     Compagnie Financiere Richemont, Class A (*)       329            59                       388
                                     Cs Holding - Registered                                         839                       839
                                     Julius Baer Holding AG                            201                                     201
                                     Kudelski SA (*)                                   842                                     842
                                     Nestle SA                                         946           258                     1,204
                                     Novartis AG                                       624           286                       910
                                     Roche Holding AG                                                 35                        35
                                     SGS Societe Generale de Surveillance
                                     Holding SA                                                       48                        48
                                     Sia Abrasives Holding AG (*)                    1,974                                   1,974
                                     Swatch Group AG                                                 260                       260
                                     Swiss Re                                          498                                     498
                                     Usb Ag Registered                                             1,834                     1,834
                                     Zurich Financial Services                                       568                       568






                                     UNITED KINGDOM -                   32.5%
                                     3I Group Plc                                                  5,400                     5,400
                                     Aggreko PLC                                   134,226                                 134,226
                                     Amvescap PLC                                   42,534                                  42,534
                                     Anite Group PLC                               243,254                                 243,254
                                     ARM Holdings PLC (*)                           92,776         9,000                   101,776
                                     Astrazeneca Plc  N/C From Zeneca Group Pl                     2,604                     2,604
                                     BAA PLC                                       116,392                                 116,392
                                     Bae Systems Plc                                              14,544                    14,544
                                     Barclays PLC                                  107,452                                 107,452
                                     BG Group plc                                                 15,422                    15,422


                                                                                                     MARKET VALUE
                                                                                 --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                    NH Hoteles SA                                   846                                      846
                                     Telefonica SA                                   913         463                        1,376
                                     Union Electrica Fenosa Sa                                    79                           79
                                                                                 -------------------------------------------------


                                                                                   3,320       1,007                        4,328
                                                                                 -------------------------------------------------

                                     SWEDEN -                           3.4%
                                     Autoliv, Inc. SDR                                           144                          144
                                     Ericsson LM Cl B                                            138                          138
                                     Micronic Laser Systems AB (*)                 1,015                                    1,015
                                     Nordic Baltic Holding AB                        725                                      725
                                     Om Gruppen Ab                                                50                           50
                                     Skandia Forsakrings AB                                      152                          152
                                     Skandinaviska ENSKILDA-A                                     59                           59
                                     Skandinaviska Enskilda Banken, Class C          878                                      878
                                     Svenska Handelsbanken, Class A                  947                                      947
                                                                                 -------------------------------------------------


                                                                                   3,566         543                        4,108
                                                                                 -------------------------------------------------

                                     SWITZERLAND -                      8.8%
                                     Abb LTD.                                                     59                           59
                                     Baloise Holdings                                930                                      930
                                     Compagnie Financiere Richemont, Class A (*)     915         164                        1,079
                                     Cs Holding - Registered                                     157                          157
                                     Julius Baer Holding AG                          995                                      995
                                     Kudelski SA (*)                               1,133                                    1,133
                                     Nestle SA                                     1,960         534                        2,494
                                     Novartis AG                                     946         434                        1,380
                                     Roche Holding AG                                            320                          320
                                     SGS Societe Generale de Surveillance
                                     Holding SA                                                   59                           59
                                     Sia Abrasives Holding AG (*)                    242                                      242
                                     Swatch Group AG                                              71                           71
                                     Swiss Re                                        982                                      982
                                     Usb Ag Registered                                           254                          254
                                     Zurich Financial Services                                   275                          275
                                                                                 -------------------------------------------------


                                                                                   8,102       2,327                       10,429
                                                                                 -------------------------------------------------

                                     UNITED KINGDOM -                   32.5%
                                     3I Group Plc                                                123                          123
                                     Aggreko PLC                                     719                                      719
                                     Amvescap PLC                                    951                                      951
                                     Anite Group PLC                                 636                                      636
                                     ARM Holdings PLC (*)                            916          89                        1,005
                                     Astrazeneca Plc  N/C From Zeneca Group Pl                   122                          122
                                     BAA PLC                                         968                                      968
                                     Bae Systems Plc                                              83                           83
                                     Barclays PLC                                  3,077                                    3,077
                                     BG Group plc                                                 62                           62


                       See notes to financial statements.

                         PRO FORMA FINANCIAL STATEMENTS
      THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1) PROFORMA COMBINING SCHEDULUE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000
                            (AMOUNTS IN THOUSANDS)

                                                                                                        SHARES
                                                                                 --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     Billiton Plc                                                 19,600                    19,600
                                     Bioglan Pharma PLC                             27,036                                  27,036
                                     BP Amoco PLC                                  356,611        80,603                   437,214
                                     British Airways Plc                                           4,000                     4,000
                                     British American Tobacco                                      7,415                     7,415
                                     British SKY Broadcasting Plc                                  8,589                     8,589
                                     British Telecommunications Plc                               16,800                    16,800
                                     Bunzl PLC                                     175,242                                 175,242
                                     Cable & Wireless Plc                                         16,788                    16,788
                                     Capita Group PLC                              107,402                                 107,402
                                     Celltech Group Plc                                            3,000                     3,000
                                     Centrica PLC                                  285,416                                 285,416
                                     CMG Plc                                                       2,400                     2,400
                                     Dixons Group PLC                                    1        12,981                    12,982
                                     Exel Plc                                                      3,400                     3,400
                                     Fibernet Group PLC (*)                         25,976                                  25,976
                                     Firstgroup PLC                                257,002                                 257,002
                                     Fitness First PLC (*)                          44,106                                  44,106
                                     Glaxo Wellcome Plc                                           14,426                    14,426
                                     Granada Compass PLC.                                          9,628                     9,628
                                     Great Universal Stores Plc                                    9,200                     9,200
                                     Hanson Plc                                                   13,400                    13,400
                                     Hays Plc                                                     12,400                    12,400
                                     Hilton Group PLC.                                            13,000                    13,000
                                     HSBC Holdings PLC                             143,577        22,157                   165,734
                                     Iceland Group PLC                             212,048                                 212,048
                                     Innogy Holdings Plc                                           8,790                     8,790
                                     Innovation Group PLC (*)                       65,913                                  65,913
                                     International Power Plc                                       8,790                     8,790
                                     Johnson Matthey PLC                            61,706         3,430                    65,136
                                     Kingfisher Plc                                                6,600                     6,600
                                     Lattice Group Plc                                            15,422                    15,422
                                     Legal & General Group PLC                     430,044                                 430,044
                                     Lloyds Tsb Group Plc                                         25,508                    25,508
                                     Marconi Electronic Systems PLC                 77,095        10,930                    88,025
                                     MFI Furniture Group plc                                      27,470                    27,470
                                     Morrison (WM.) Supermarkets                   360,491                                 360,491
                                     Morse Holdings PLC                            107,084                                 107,084
                                     NDS Group PLC (*)                               8,181                                   8,181
                                     Northern Rock PLC                             150,554                                 150,554
                                     Nycomed Amersham Plc                                         13,004                    13,004
                                     Pearson Plc                                                   3,309                     3,309
                                     Pilkington PLC                                582,601                                 582,601
                                     Psion PLC                                     131,741                                 131,741
                                     Reckitt Benckiser Plc                                        17,223                    17,223
                                     Reuters Group Plc                                             5,884                     5,884
                                     Royal & Sun Alliance Grp                                     30,127                    30,127
                                     Royal Bank Of Scotland                                        7,617                     7,617
                                     Royal Bank of Scotland Group Plc                              1,000                     1,000
                                     ScottishPower plc                                            11,300                    11,300

                                                                                                     MARKET VALUE
                                                                                  --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     Billiton Plc                                                 75                           75
                                     Bioglan Pharma PLC                              255                                      255
                                     BP Amoco PLC                                  3,027         684                        3,711
                                     British Airways Plc                                          18                           18
                                     British American Tobacco                                     52                           52
                                     British SKY Broadcasting Plc                                124                          124
                                     British Telecommunications Plc                              197                          197
                                     Bunzl PLC                                     1,003                                    1,003
                                     Cable & Wireless Plc                                        238                          238
                                     Capita Group PLC                                819                                      819
                                     Celltech Group Plc                                           60                           60
                                     Centrica PLC                                    982                                      982
                                     CMG Plc                                                      40                           40
                                     Dixons Group PLC                                  1          39                           40
                                     Exel Plc                                                     58                           58
                                     Fibernet Group PLC (*)                          603                                      603
                                     Firstgroup PLC                                  870                                      870
                                     Fitness First PLC (*)                           727                                      727
                                     Glaxo Wellcome Plc                                          416                          416
                                     Granada Compass PLC.                                         83                           83
                                     Great Universal Stores Plc                                   64                           64
                                     Hanson Plc                                                   71                           71
                                     Hays Plc                                                     68                           68
                                     Hilton Group PLC.                                            36                           36
                                     HSBC Holdings PLC                             2,047         316                        2,363
                                     Iceland Group PLC                             1,008                                    1,008
                                     Innogy Holdings Plc                                          26                           26
                                     Innovation Group PLC (*)                        995                                      995
                                     International Power Plc                                      35                           35
                                     Johnson Matthey PLC                             963          54                        1,017
                                     Kingfisher Plc                                               39                           39
                                     Lattice Group Plc                                            33                           33
                                     Legal & General Group PLC                     1,071                                    1,071
                                     Lloyds Tsb Group Plc                                        260                          260
                                     Marconi Electronic Systems PLC                  974         138                        1,112
                                     MFI Furniture Group plc                                      22                           22
                                     Morrison (WM.) Supermarkets                     937                                      937
                                     Morse Holdings PLC                              902                                      902
                                     NDS Group PLC (*)                               614                                      614
                                     Northern Rock PLC                               940                                      940
                                     Nycomed Amersham Plc                                        117                          117
                                     Pearson Plc                                                  89                           89
                                     Pilkington PLC                                  831                                      831
                                     Psion PLC                                       798                                      798
                                     Reckitt Benckiser Plc                                       227                          227
                                     Reuters Group Plc                                           115                          115
                                     Royal & Sun Alliance Grp                                    215                          215
                                     Royal Bank Of Scotland                                      171                          171
                                     Royal Bank of Scotland Group Plc                              1                            1
                                     ScottishPower plc                                            85                           85


                       See notes to financial statements.

                         PRO FORMA FINANCIAL STATEMENTS
      THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1) PROFORMA COMBINING SCHEDULUE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000
                            (AMOUNTS IN THOUSANDS)

                                                                                                       SHARES
                                                                                  --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     Severn Trent Plc                                              2,975                     2,975
                                     Shell Transport & Trading Co., PLC             74,431                                  74,431
                                     SmithKline Beecham PLC                        180,355        20,606                   200,961
                                     Spirent PLC                                   133,451                                 133,451
                                     Standard Chartered                                            5,800                     5,800
                                     Tesco Plc                                                    41,406                    41,406
                                     Trinity Mirror Plc                                            3,000                     3,000
                                     Viridian Group PLC                             49,025                                  49,025
                                     Vodafone Airtouch Plc                                       235,052                   235,052
                                     WPP Group Plc                                                 5,400                     5,400




                                     TOTAL COMMON STOCK
                                     (Cost Chase $113,781)

                                     PREFERRED STOCK -                  1.8%
                                     GERMANY
                                     Hugo Boss AG                                    4,008                                   4,008
                                     Marschollek Lautenschlaeger und
                                     Partner AG                                      7,018          1,284                    8,302

                                     TOTAL PREFERRED STOCK
                                    (Cost $1,854)

                                     WARRANT -                          0.0%
                                     GERMANY
                                     Muenchener Rueckversicherungs-
                                     Gesellschaft AG,
                                     Expires 06/03/02                                   71                                   71
                                     (Cost $0)

                                     CONVERTIBLE BOND -                 0.0%
                                     GERMANY
                                     DaimlerChrysler AG, 5.57%, 06/15/02             6,240                                6,240
                                     (Cost $4)


    TOTAL LONG-TERM INVESTMENTS
    (Cost $118,161)

                                                                                 PRINCIPAL
    SHORT-TERM INVESTMENTS -                                            0.9%      AMOUNT
                                                                                 ---------
                                     U.S. TREASURY SECURITIES -         0.0%
                                     U.S. Treasury Bills, 5.77%, 3/22/01                           20,000                20,000

                                                                                                     MARKET VALUE
                                                                                 -------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     Severn Trent Plc                                             32                           32
                                     Shell Transport & Trading Co., PLC              599                                      599
                                     SmithKline Beecham PLC                        2,331         266                        2,597
                                     Spirent PLC                                   1,238                                    1,238
                                     Standard Chartered                                           84                           84
                                     Tesco Plc                                                   158                          158
                                     Trinity Mirror Plc                                           20                           20
                                     Viridian Group PLC                              534                                      534
                                     Vodafone Airtouch Plc                                       979                          979
                                     WPP Group Plc                                                73                           73
                                                                                 -------------------------------------------------
                                                                                   32,338      6,351                       38,689
                                                                                 -------------------------------------------------
                                     TOTAL COMMON STOCK
                                     (Cost Chase $113,781)                          95,915    19,256                      115,170
                                                                                 -------------------------------------------------
                                     PREFERRED STOCK -                  1.8%
                                     GERMANY
                                     Hugo Boss AG                                   1,012                                   1,012
                                     Marschollek Lautenschlaeger
                                     und Partner AG                                   946        174                        1,119
                                                                                 -------------------------------------------------
                                     TOTAL PREFERRED STOCK
                                     (Cost $1,854)                                  1,958        174                        2,132
                                                                                 -------------------------------------------------
                                     WARRANT -                          0.0%
                                     GERMANY
                                     Muenchener Rueckversicherungs-
                                     Gesellschaft AG,
                                     Expires 06/03/02                                   6                                       6
                                     (Cost $0)

                                     CONVERTIBLE BOND -                 0.0%
                                     GERMANY
                                     DaimlerChrysler AG, 5.57%, 06/15/02                2                                       2
                                     (Cost $4)

                                                                                 -------------------------------------------------

    TOTAL LONG-TERM INVESTMENTS                                                    97,881     19,429                      117,311
    (Cost $118,161)                                                              -------------------------------------------------

                                                                                   MARKET
    SHORT-TERM INVESTMENTS -                                            0.9%       VALUE
                                                                                  -------
                                     U.S. TREASURY SECURITIES -         0.0%
                                     U.S. Treasury Bills, 5.77%, 3/22/01                          20                           20


                       See notes to financial statements.

                         PRO FORMA FINANCIAL STATEMENTS
      THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1) PROFORMA COMBINING SCHEDULUE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000
                            (AMOUNTS IN THOUSANDS)

                                                                                                       SHARES
                                                                                 --------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     INVESTMENT COMPANIES -             0.9%
                                     Hamilton Money Fund Premier                                1,107,967                 1,107,967


    TOTAL SHORT-TERM INVESTMENTS
    (Cost $1,127)

    TOTAL INVESTMENTS          99.4%
    (Cost $116,766)

                                                                                                     MARKET VALUE
                                                                                 -------------------------------------------------
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
                                                                                 JPMORGAN       THE                      JPMORGAN
                                                                                  FLEMING       EUROPEAN                  FLEMING
                                                                                  EUROPEAN      EQUITY      PRO FORMA     EUROPEAN
                                                                                   FUND(1)     PORTFOLIO    ADJUSTMENTS    FUND
                                                                                 -----------  -----------  -----------  ----------
                                     INVESTMENT COMPANIES -             0.9%
                                     Hamilton Money Fund Premier                                  1,107                     1,107
                                                                                 -------------------------------------------------
    TOTAL SHORT-TERM INVESTMENTS                                                        -         1,126                     1,126
    (Cost $1,127)                                                                -------------------------------------------------

    TOTAL INVESTMENTS          99.4%                                              $ 97,881     $ 20,556                 $ 118,437
    (Cost $116,766)                                                              =================================================

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -
            ---------------------------------------------------                           ------------------------------------------
                          THE EUROPEAN EQUITY                                                         PRO FORMA COMBINED
                               PORTFOLIO                                                       JPMORGAN FLEMING EUROPEAN FUND
            ---------------------------------------------------                           ------------------------------------------
                                                                                          CONTRACTUAL    VALUE AT        UNREALIZED
           CONTRACTS TO SELL                  SETTLEMENT DATE                                 VALUE      10/31/00      APPRECIATION
                  1,056,578 CHF                  11/24/2000                                   $ 605         $ 589              $ 16
                    873,324 CHF                  11/25/2000                                     515           487               28
                                                                                        -------------------------------------------
                                                                                              1,120         1,076               44
                                                                                        -------------------------------------------

                  9,202,312 EUR                  11/24/2000                                   7,989         7,809              180
                  2,753,000 EUR                  11/25/2000                                   2,518         2,336              182
                                                                                        -------------------------------------------
                                                                                             10,507        10,145              362
                                                                                        -------------------------------------------

                  2,902,925 GBP                  11/24/2000                                   4,111         4,115               (5)
                    701,000 GBP                  11/25/2000                                   1,151         1,120               31
                                                                                        -------------------------------------------
                                                                                              5,262         5,236               26
                                                                                        -------------------------------------------

                  1,852,351 SEK                  11/24/2000                                     191           185                6
                  1,497,465 SEK                  11/25/2000                                     163           150               13
                                                                                        -------------------------------------------
                                                                                                354           335               19
                                                                                        -------------------------------------------

                 13,473,562 USD                  11/24/2000                                  13,474        13,474                -
                  5,079,584 USD                  11/25/2000                                   5,080         5,080                -
                                                                                        -------------------------------------------
                                                                                             18,553        18,553                -
                                                                                        -------------------------------------------
                                                                                           $ 35,796      $ 35,345            $ 451
                                                                                        ===========================================
           ---------------------------------------------------                           ------------------------------------------
                          THE EUROPEAN EQUITY                                                         PRO FORMA COMBINED
                               PORTFOLIO                                                       JPMORGAN FLEMING EUROPEAN FUND
            ---------------------------------------------------                           ------------------------------------------
                                                                                          CONTRACTUAL     VALUE AT       UNREALIZED
            CONTRACTS TO BUY                  SETTLEMENT DATE                                  VALUE      10/31/00     DEPRECIATION
                    875,745 CHF                  11/24/2000                                $    500         $ 488            $ (11)

                  9,395,000 EUR                  11/24/2000                                   8,146         7,972             (174)
                  4,220,051 EUR                  11/25/2000                                   3,871         3,581             (290)
                                                                                        -------------------------------------------
                                                                                             12,017        11,554             (463)
                                                                                        -------------------------------------------

                  2,946,000 GBP                  11/24/2000                                   4,276         4,280                3
                    752,690 GBP                  11/25/2000                                   1,122         1,093              (29)
                                                                                        -------------------------------------------
                                                                                              5,399         5,373              (26)
                                                                                        -------------------------------------------

                    765,027 NOK                  11/25/2000                                      86            82               (4)


                       See notes to financial statements.

                         PRO FORMA FINANCIAL STATEMENTS
      THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1) PROFORMA COMBINING SCHEDULUE OF PORTFOLIO INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000
                            (AMOUNTS IN THOUSANDS)

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -
           ---------------------------------------------------                           ------------------------------------------
                          THE EUROPEAN EQUITY                                                         PRO FORMA COMBINED
                               PORTFOLIO                                                       JPMORGAN FLEMING EUROPEAN FUND
            ---------------------------------------------------                           ------------------------------------------
                                                                                          CONTRACTUAL     VALUE AT       UNREALIZED
            CONTRACTS TO BUY                  SETTLEMENT DATE                                  VALUE      10/31/00     DEPRECIATION
                  6,567,631 SEK                  11/24/2000                                       676          657             (20)
                 12,770,999 USD                  11/24/2000                                    12,771       12,771               -
                  4,346,746 USD                  11/25/2000                                     4,347        4,347               -
                                                                                            --------------------------------------
                                                                                               17,118       17,118               -
                                                                                            --------------------------------------

                                                                                            --------------------------------------
                                                                                             $ 35,796     $ 35,272         $ (524)
                                                                                            ======================================

                                                                                            UNDERLYING    UNREALIZED
           PURCHASED                 EXPIRATION DATE                                        FACE AMOUNT   APPRECIATION
    FUTURES CONTRACTS - %                                                                   AT VALUE    (DEPRECIATION)
    1 DJ Euro Stoxx 50               December 2000                                                664           13
    1 FTSE 100 Index Fut             December 2000                                                325            6

                        ADR -        American Depository Receipt
                        CHF -        Swiss Franc
                        EUR -        Euro
                        GBP -        British Pound
                        NOK -        Norwegian Krone
                        SEK -        Swedish Krona
                         (*)         Non-income producing security
                         (1)         Formerly Chase Vista European Fund


                       See notes to financial statements.

            THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1)
                 PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                          AS OF OCTOBER 31, 2000 (UNAUDITED)
                   (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                    J.P. MORGAN
                                                                    J.P. MORGAN     INSTITUTIONAL       THE EUROPEAN
                                                                     EUROPEAN        EUROPEAN              EQUITY
                                                                    EQUITY FUND     EQUITY FUND          PORTFOLIO

ASSETS:
  Investments in the Portfolio                                         $ 12,235        $ 8,301                  -
  Investments at value                                                                                   $ 20,556
  Cash                                                                                                         15
  Currency at value                                                                                            43
  Other assets                                                               66             92                 19
  Receivables:
        Investment securities sold
        Interest and dividends
      Forward exchange receivable                                                                          35,272
      Fund Shares sold
      Accrued income receivable                                                                                14
      Variation margin receivable                                                                              45
      Reclaim receivable                                                                                       28
      Other receivables                                                                                         5
                                                                ---------------   ---------------   -----------------
        Total Assets                                                     12,301            8,393           55,997
                                                                ---------------   ---------------   -----------------

LIABILITIES:
Payables:
  Investment securities purchased
  Open forward foreign currency contracts                                                                  35,345
  Fund shares redeemed

Accrued liabilities:
  Investment advisory fees
  Administration fees                                                         -                -
  Shareholder servicing fees                                                  3                1
  Distribution Fee
  Custodian fees
  Transfer agent fees                                                         5                5
  Variation margin payable                                                                                     22
  Other                                                                      37               33               94
                                                                ---------------   ---------------   -----------------
       Total Liabilities                                                     45               39           35,461
                                                                ---------------   ---------------   -----------------

NET ASSETS:
  Paid-in capital                                                        11,267            8,075
  Distributions in excess of net investment income                         (440)            (976)
  Accumulated net realized gain                                             340              777
  Net unrealized appreciation of investment                               1,089              478
                                                                ---------------   ---------------   -----------------
       Net Assets                                                      $ 12,256          $ 8,354         $ 20,536
                                                                ===============   ===============   =================

Shares of beneficial interest outstanding                                   784              573                -

Shares outstanding

Net Asset Value per share                                               $ 15.62          $ 14.58




PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN FLEMING EUROPEAN FUND
Shares outstanding
Class A
Class B
Class C
Select
Institutional

Net Asset Value per share
Class A
Class B
Class C
Select
Institutional
                                                                ---------------   ---------------   -----------------
 Cost of investments                                                                                     $ 18,941
                                                                ---------------   ---------------   -----------------


                                                                                                            PRO FORMA
                                                                                                            COMBINED
                                                                    JPMORGAN                                JPMORGAN
                                                                     FLEMING                                FLEMING
                                                                     EUROPEAN         PRO FORMA             EUROPEAN
                                                                      FUND(1)        ADJUSTMENTS              FUND
                                                                                     -----------
ASSETS:
  Investments in the Portfolio                                                         (20,536)(a)           $       -
  Investments at value                                                 $ 97,881                              $ 118,437
  Cash                                                                    5,442                                  5,457
  Currency at value                                                                                                 43
  Other assets                                                                1                                    178
  Receivables:
        Investment securities sold                                        2,366                                  2,366
        Interest and dividends                                              162                                    162
      Forward exchange receivable                                             2                                 35,274
      Fund Shares sold                                                      998                                    998
      Accrued income receivable                                                                                     14
      Variation margin receivable                                                                                   45
      Reclaim receivable                                                                                            28
      Other receivables                                                                                              5
                                                                ------------------    ----------------     -------------
        Total Assets                                                    106,852        (20,536)                163,007
                                                                ------------------    ----------------     -------------

LIABILITIES:
Payables:
  Investment securities purchased                                         7,913                                  7,913
  Open forward foreign currency contracts                                     3                                 35,348
  Fund shares redeemed                                                       96                                     96

Accrued liabilities:
  Investment advisory fees                                                   73                                     73
  Administration fees                                                        12                                     12
  Shareholder servicing fees                                                  5                                      9
  Distribution Fee                                                           30                                     30
  Custodian fees                                                             35                                     35
  Transfer agent fees                                                                                               10
  Variation margin payable                                                                                          22
  Other                                                                     110                                    274
                                                                ------------------    ----------------     -------------
       Total Liabilities                                                  8,277              -                  43,822
                                                                ------------------    ----------------     -------------

NET ASSETS:
  Paid-in capital                                                        90,683                                110,025
  Distributions in excess of net investment income                           (3)                                (1,419)
  Accumulated net realized gain                                           7,854                                  8,971
  Net unrealized appreciation of investment                                  41                                  1,608
                                                                ------------------    ----------------     -------------
       Net Assets                                                      $ 98,575        (20,536)                119,185
                                                                ==================    ================     =============

Shares of beneficial interest outstanding                                     -         (1,357)(b)                   -

Shares outstanding                                                        5,553         (5,553)(d)                   -
Class A
Class B
Class C
Net Asset Value per share                                               $ 17.87
                                                                        $ 17.38
                                                                        $ 17.37

PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN FLEMING EUROPEAN FUND
Shares outstanding
Class A                                                                                  4,243(c)                 4,243
Class B                                                                                  1,067(c)                 1,067
Class C                                                                                    243(c)                   243
Select                                                                                     686(c)                   686
Institutional                                                                              468(c)                   468

Net Asset Value per share
Class A                                                                                                         $ 17.87
Class B                                                                                                         $ 17.38
Class C                                                                                                         $ 17.37
Select                                                                                                          $ 17.87
Institutional                                                                                                   $ 17.87
                                                                ------------------    ----------------     -------------
 Cost of investments                                                   $ 97,825                                $116,766
                                                                ------------------    ----------------     -------------


(a)  Reallocation of investments from the feeder funds to the master portfolio.
(b) Reallocation of feeder fund's beneficial interest to Class A, Class B, Class C, Select, and Institutional Shares due to the Concurrent Reorganization.
(c) Reflects the additional number of shares outstanding due to the Concurrent Reorganization.
(d) Reallocation of shares outstanding to Class A, Class B, Class C, Select, and Institutional Shares due to the Concurrent Reorganization
(1)  Formerly Chase Vista European Fund


                       See Notes to Pro Forma Financial Statements.

 J. P. MORGAN EUROPEAN EQUITY FUND / J. P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND / THE EUROPEAN EQUITY PORTFOLIO / JPMORGAN FLEMING EUROPEAN FUND (1)
                 PRO FORMA COMBINING STATEMENT OF OPERATIONS
           FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
                           (AMOUNTS IN THOUSANDS)

                                                                          J.P. MORGAN                           JPMORGAN
                                                       J.P. MORGAN       INSTITUTIONAL       THE EUROPEAN       FLEMING
                                                         EUROPEAN           EUROPEAN            EQUITY          EUROPEAN
                                                       EQUITY FUND        EQUITY FUND         PORTFOLIO           FUND(1)
                                                   --------------------------------------------------------------------------
 INCOME:

 Allocated Investment Income From Portfolio                     $ 234           $ 187           $   -             $   -
 Interest Income                                                    -               -              51               161
 Dividend income                                                    -               -             431               958
 Foreign Taxes Withheld                                                                           (61)              (50)
  Allocated Portfolio Expenses                                   (138)           (112)              -                 -
                                                   ---------------------------------------------------------------------
    Investment Income                                              96              75             421             1,069
                                                   ---------------------------------------------------------------------

 EXPENSES:

   Shareholder Servicing Fee                                       35              11               -                51
   Registration Fees                                               16              15               -                39
   Financial and Fund Accounting Services Fee                      39              39               -                 -
   Administrative Services Fee                                      3               3               7               140
   Transfer Agent Fees                                             26              16               -               220
   Professional Fees                                               14              12              50                40
   Printing Expenses                                                8               5              10                50
   Trustees' Fees and Expenses                                      1               -               -                 5
   Distribution Fee                                                 -               -               -               335
   Other Expenses                                                   -               -               1                 2
   Advisory Fee                                                     -               -             161               934
   Custodian Fees and Expenses                                      -               -             149               160
   Amortization of Organizational Expenses                          -               2               1                 -
   Miscellaneous                                                   28              19               -                 -
                                                   ---------------------------------------------------------------------
    Total Expenses                                                170             122             379             1,976
                                                   ---------------------------------------------------------------------

    Less: Amounts Waived
    Less: Reimbursement of Expenses                                90             111             129               190
                                                   ---------------------------------------------------------------------
    Net Expenses                                                   80              11             250             1,786
                                                   ---------------------------------------------------------------------
    Net Investment Gain (Loss)                                     16              64             171              (717)
                                                   ---------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:

 NET REALIZED GAIN (LOSS) ON
   Investments                                                    293             307             433             7,988
   Futures Transactions                                             -               -             265                 -
   Foreign Exchange Transactions                                    -               -             (98)               62
                                                   --------------------------------------------------------------------------
 Net Realized Gain                                                293             307             600             8,050

 NET CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON                                                (237)           (418)           (655)           (5,959)
                                                   ---------------------------------------------------------------------
 NET INCREASE (DECREASE)  IN NET ASSETS
 FROM OPERATIONS                                                 $ 72           $ (47)          $ 116           $ 1,374
                                                   =====================================================================


                                                                                    PRO FORMA
                                                                                    COMBINED
                                                                                    JPMORGAN
                                                                                     FLEMING
                                                             PRO FORMA              EUROPEAN
                                                            ADJUSTMENTS               FUND
                                                  ---------------------------------------------
 INCOME:

 Allocated Investment Income From Portfolio                     $ (421)(c)            $      -
 Interest Income                                                     -                     212
 Dividend income                                                     -                   1,389
 Foreign Taxes Withheld                                              -                    (111)
  Allocated Portfolio Expenses                                     250(b)                    -
                                                      -----------------------------------------
    Investment Income                                             (171)                  1,490
                                                      -----------------------------------------

 EXPENSES:

   Shareholder Servicing Fee                                         -                      97
   Registration Fees                                                 -                      70
   Financial and Fund Accounting Services Fee                      (78)(e)                   -
   Administrative Services Fee                                      25 (a)                 178
   Transfer Agent Fees                                               -                     262
   Professional Fees                                               (52)(f)                  64
   Printing Expenses                                               (17)(f)                  56
   Trustees' Fees and Expenses                                       -                       6
   Distribution Fee                                                  -                     335
   Other Expenses                                                    -                       3
   Advisory Fee                                                   (324)(a)                 771
   Custodian Fees and Expenses                                     (79)(f)                 230
   Amortization of Organizational Expenses                          (3)                      -
   Miscellaneous                                                    (1)                     46
                                                      -----------------------------------------
    Total Expenses                                                (529)                  2,118
                                                      -----------------------------------------

    Less: Amounts Waived                                           529 (a)                 529
    Less: Reimbursement of Expenses                                234 (a)                 754
                                                      -----------------------------------------
    Net Expenses                                                   234                     835
                                                      -----------------------------------------
    Net Investment Gain (Loss)                                      63                     655
                                                      -----------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:

 NET REALIZED GAIN (LOSS) ON
   Investments                                                    (600)(d)               8,421
   Futures Transactions                                              -                     265
   Foreign Exchange Transactions                                     -                     (36)
                                                      -----------------------------------------
 Net Realized Gain                                                (600)                  8,650

 NET CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON                                                  655(d)               (6,614)
                                                      -----------------------------------------
 NET INCREASE (DECREASE)  IN NET ASSETS
 FROM OPERATIONS                                                 $ 118                 $ 2,691
                                                      =========================================



(a) Reflects adjustments to investment advisory fee, administrative fees and and/or related waivers, expense reimbursements based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c)  Reallocation of investments income to feeder funds
(d)  Reallocation of realized and unrealized loss to feeder funds.
(e)  Reclassification of fund accounting into Custody charge.
(f)  Reduction reflects expected benefits of combined operations.
(1)  Formerly Chase Vista European Fund


                  See Notes to Pro Forma Financial Statements.

       J.P. MORGAN EUROPEAN EQUITY FUND / JPMORGAN FLEMING EUROPEAN FUND (1)

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   BASIS OF COMBINATION:
The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The European Equity Portfolio ("Master Portfolio"), J.P. Morgan Institutional European Equity Fund ("Institutional Fund"), J.P. Morgan European Equity Fund ("European Equity Fund") (collectively the "feeder funds" of the Master Portfolio) and JPMorgan Fleming European Fund ("JPMFEF") as if the proposed Concurrent Reorganization occurred as of and for the twelve months ended October 31, 2000.

Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Master Portfolio and the feeder funds in exchange for shares in JPMFEF. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.   SHARES OF BENEFICIAL INTEREST:
Immediately prior to the Concurrent Reorganization, JPMFEF would commence offering Select Shares and Institutional Shares. The net asset value per share for Select and Institutional Shares at the commencement of offering would be identical to the closing net asset value per share for Class A Shares immediately prior to Concurrent Reorganization.

Under the Concurrent Reorganization, the existing shares of Institutional Fund, European Equity Fund, Chase Class A, Chase Class B and Chase Class C would be renamed Institutional, Select, Class A, Class B and Class C respectively. The net asset values per share for Institutional Shares and Select Shares at the commencement of offering would be identical to the closing net asset value per share for the Class A Shares immediately prior to the organization. In addition, the net asset value per share for Class B and Class C at the commencement of offering would be identical to the closing net asset value per share for Chase Class B and Chase Class C respectively.

Under the proposed Concurrent Reorganization, each shareholder of Institutional Fund and European Equity Fund would receive shares of JPMFEF with a value equal to their holding in their respective funds. Holders of the Institutional Fund will receive Institutional Shares in JPMFEF and holders of the European Equity Fund will receive Select Shares in JPMFEF. Therefore, as a result of the proposed Concurrent Reorganization, current shareholders of European
Equity Fund and Institutional Equity Fund will become shareholders of JPMFEF.

The Pro Forma net asset value per share assumes the issuance of additional shares of JPMFEF which would have been issued on October 31, 2000 in connection with the Proposed Reorganization. The amount of additional shares assumed to be issued was calculated based on the October 31, 2000 net assets of Institutional Fund and European Equity Fund and the net asset value per share of JPMFEF - Class A.

JPMORGAN FLEMING EUROPEAN FUND WITH CONCURRENT REORGANIZATION

                                             SELECT              INSTITUTIONAL
Increase in Shares Issued                    686                 468
Net Assets 10/31/00                          12,256              8,354
Pro Forma Net Asset Value 10/31/00           17.87               17.87

3. PRO FORMA OPERATIONS
The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund are based on the fee schedule in effect for the Surviving Fund at the combined level of average net assets for the twelve months ended October 31, 2000.

         FORM N-14

         PART C - OTHER INFORMATION



         Item 15.  Indemnification.

                  ---------------

       Reference is hereby made to Article V of the Registrant's Declaration of Trust.

       The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

       Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither described in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

       Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and


                                    Part C-1

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

       Item 16. Exhibits.

              ---------------

       Declaration of Trust.

       1(a)   Declaration of Trust, as amended. (1)

       1(b) Certificate of Amendment to Declaration of Trust dated December 14, 1995.(6)

       1(c) Certificate of Amendment to Declaration of Trust dated October 19, 1995.(6)

       1(d) Certificate of Amendment to Declaration of Trust dated July 25, 1993.(6)

       1(e) Certificate of Amendment to Declaration of Trust dated November 1997.(10)

       1(f) Certificate of Amendment to Declaration of Trust dated June 5, 1998.(12)

       2      By-laws, as amended. (1)

       3      None.

       4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

       5      None.

       6      Form of Investment Advisory Agreement.(6)

       7      Distribution and Sub-Administration Agreement dated August 21,
              1995.(6)

       8(a)   Retirement Plan for Eligible Trustees.(6)

       8(b)   Deferred Compensation Plan for Eligible Trustees.(6)


                                    Part C-2

       9      Custodian Agreement. (1)

       10(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and Shareholder Service Agreement.(1)

       10(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)

       10(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(9)

       10(d)  Form of Rule 18f-3 Multi-Class Plan.(6)

       11 Opinion and Consent of Nixon Peabody LLP as to the Legality of Shares to be filed by Amendment.

       12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

       13(a)  Transfer Agency Agreement. (1)

       13(b)  Form of Shareholder Servicing Agreement. (6)

       13(c)  Form of Administration Agreement.(6)

       14     Consent of PricewaterhouseCoopers LLP.

       15     None.

       16(a) Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff, Richard E. Ten Haken, Irving L. Thode.

       16(b)  Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
              Jr.

       16(c)  Form of Administration Agreement (to be filed by Amendment).

       16(d)  Form of Sub-Administration Agreement (to be filed by Amendment).

       17(a)  Form of Proxy Card.

       17(b)  Prospectus for the Surviving Fund to be filed by Amendment.

       17(c)  Prospectus for the Merging Fund.

       17(d) Statement of Additional Information for the Surviving Fund to be filed by Amendment.


                                    Part C-3

       17(e)  Statement of Additional Information for the Merging Fund.

       17(f)  Annual Report of the Surviving Fund dated October 31, 2000.

       17(g)  Annual Report of the Merging Fund dated November 30, 2000.



----------

       1 Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.

       2 Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.

       3 Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.

       4 Filed as an Exhibit to Amendment No. 27 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.

       5 Filed as an Exhibit to Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on November 13, 1995.

       6 Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

       7 Filed as an Exhibit to Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 28, 1997.

       8 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Mutual Fund Trust (File No. 33-75250) as filed with the Securities and Exchange Commission on September 6, 1996.

       9 Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on October 28, 1997.

       10 Filed as an Exhibit to Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on December 1, 1997.

       11 Filed as an Exhibit to Amendment No. 50 to the Registration Statement on Form N-1A on February 27, 1998.


                                    Part C-4

       12 Filed as an Exhibit to Amendment No. 53 to the Registration Statement on Form N-1A on June 29, 1998.

       Item 17. Undertakings.

              ---------------

              (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

              (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                    Part C-5

                                   SIGNATURES
                                   ----------

       As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 16th day of April, 2001.



         MUTUAL FUND GROUP


         Registrant


         By:   /s/ H. Richard Vartabedian
            -----------------------------------------
             H. Richard Vartabedian
             President


       Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 16, 2001.


                  *                         Chairman and Trustee
------------------------------------
     Fergus Reid, III


/s/ H. Richard Vartabedian                  President
------------------------------------        and Trustee
     H. Richard Vartabedian


                  *                         Trustee
------------------------------------
     William J. Armstrong


                  *                         Trustee
------------------------------------
     John R.H. Blum


                  *                         Trustee
------------------------------------
     Stuart W. Cragin, Jr.


                  *                         Trustee
------------------------------------
     Roland R. Eppley, Jr.


                  *                         Trustee
------------------------------------
     Joseph J. Harkins


                  *                         Trustee
------------------------------------
     Sarah E. Jones


                  *                         Trustee
------------------------------------
     W.D. MacCallan


                  *                         Trustee
------------------------------------
     W. Perry Neff


                  *                         Trustee
------------------------------------
     Leonard M. Spalding, Jr.


                  *                         Trustee
------------------------------------
     Irv Thode


                  *                         Trustee
------------------------------------
     Richard E. Ten Haken


/s/ Martin R. Dean                          Treasurer and
------------------------------------
     Martin R. Dean                         Principal Financial
                                            Officer


/s/ H. Richard Vartabedian                  Attorney in Fact
------------------------------------
     H. Richard Vartabedian

                                    EXHIBITS

ITEM              DESCRIPTION

(14)              Consent of PricewaterhouseCoopers LLP.

(16)              Powers of Attorney.

(17)(a)           Form of Proxy Card.

    (c)           Prospectus for J.P. Morgan Institutional European Equity Fund.

    (e) Statement of Additional Information for JPMorgan Institutional European Equity Fund.

    (f) Annual Report of JPMorgan Fleming European Equity Fund (formerly, Chase Vista European Fund) dated October 31, 2000.

    (g) Annual Report of J.P. Morgan Institutional European Equity Fund (including the Annual Report of the European Equity Portfolio) dated November 30, 2000.